As filed with the Securities and Exchange Commission
                                on August 14, 2000

                                                     Registration Nos. 333-37314
                                                                       811-09945

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [   ]

             Pre-Effective Amendment No.   1                               [ X ]

             Post-Effective Amendment No. ____                             [   ]

                                                     and

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                                        [   ]

                  Amendment No.   1                                        [ X ]
                  (Check appropriate box or boxes)

                             NVEST COMPANIES TRUST I
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                399 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)


                                 (617) 578-1132
--------------------------------------------------------------------------------
               Registrant's Telephone Number, including Area Code

                             John E. Pelletier, Esq.
                  Executive Vice President and General Counsel
                          Nvest Services Company, Inc.
                               399 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

                                    Copy to:
                                John Loder, Esq.
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.
--------------------------------------------------------------------------------
Pursuant to Regulation 270.24f-2 under the Investment Company Act of 1940, the Registrant hereby elects to register an indefinite number of shares of beneficial interest.

--------------------------------------------------------------------------------
The Registrant hereby amends this Pre-Effective Amendment No.1 to its registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

--------------------------------------------------------------------------------

AEW

<AEW Logo goes here>

AEW Real Estate Securities Fund

AEW Management and Advisors, L.P.
--------------------------------------------------------------------------------



                                                  Prospectus

                                                  September 1, 2000

                                                  What's Inside

                                 Goals, Strategies & Risks
                                 Page 1

                                 -----------------------------------

                                 Fund Fees & Expenses
                                 Page 3

                                 -----------------------------------

                                 Management Team
                                 Page 5

                                 -----------------------------------

                                 Fund Services
                                 Page 7

                                 -----------------------------------


 The    Securities     and
 Exchange  Commission (the
 "SEC") has  not  approved
 the  Fund's   shares   or
 determined   whether this
 Prospectus  is   accurate
 or complete.  Anyone  who
 tells  you  otherwise  is
 committing a crime.


 For information about the
 Fund's  services  or  for
 assistance in  opening an
 account,  call the Fund's
 Transfer     Agent     at
 877-637-REIT.         For
 general       information      AEW Fund
 about the Fund,  call AEW      399 Boylston Street, Boston, Massachusetts 02110
 at 617-261-9535                877-637-REIT

TABLE OF CONTENTS


GOALS, STRATEGIES & RISKS
AEW Real Estate Securities Fund...............................................1

FUND FEES & EXPENSES
Fund Fees & Expenses..........................................................3

MORE ABOUT RISK
More About Risk...............................................................4

MANAGEMENT TEAM
Meet the Fund's Investment Adviser............................................5
Meet the Fund's Portfolio Manager.............................................5
Adviser's Past Performance....................................................6

FUND SERVICES
It's Easy to Open an Account..................................................7
Buying Shares.................................................................8
Selling Shares................................................................8
Selling Shares in Writing.....................................................9
Restrictions on Buying and Selling Shares.....................................10
How Fund Shares Are Priced....................................................11
Dividends and Distributions...................................................12
Tax Consequences..............................................................12
Glossary of Terms.............................................................13




To learn more about the possible risks of investing in the Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Fund may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

AEW REAL ESTATE SECURITIES FUND

ADVISER:   AEW Management and Advisors, L.P. ("AEW")
MANAGER:   Matthew A. Troxell, CFA
CATEGORY:  All-Cap Equity
                                                            FUND FOCUS
                                                   Stability* Income  Growth
                                                            |        |
                                             High           |    X   |
                                                    -------------------------
                                             Mod.      X    |        |  X
                                                    -------------------------
                                             Low            |        |
                                                            |        |

                                                * of net asset value relative to
                                                  the Fund's asset class

INVESTMENT GOAL
The Fund seeks to provide investors with above-average income and long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 65% of its assets in publicly traded equity securities issued by real estate investment trusts ("REITs") or real estate-related companies. REITs are generally dedicated to owning, and usually operating, income-producing real estate, or dedicated to financing real estate. The Fund primarily invests in equity REITs, which own or lease real estate and derive their income primarily from rental income. Real estate-related companies are those companies whose principal activity involves the development, ownership, construction, management or sale of real estate; companies with significant real estate holdings; and companies that provide products or services related to the real estate industry.

AEW employs a value-oriented investment strategy designed to identify securities that are priced below what it believes is their intrinsic value. AEW believes that ultimately the performance of real estate equity securities is dependent upon the performance of the underlying real estate assets and company management as well as the overall influence of capital markets. Consequently, when selecting securities for the Fund, AEW draws upon the combined expertise of its real estate, research and securities professionals.

When selecting investments for the Fund, AEW generally considers the following factors that it believes helps to identify those companies whose shares represent the greatest value and price appreciation potential:


          o VALUATION - AEW has developed a proprietary model to assess the relative value of each stock in the Fund's investment universe. This model is designed to estimate what an issuer's anticipated cash flows are worth to a stock investor (a capital markets value) and to a direct real estate investor (a real estate value). The model helps AEW to identify stocks that it believes trade at discounts to either or both of these model values relative to similar stocks. AEW will generally sell a security once it is considered overvalued or when AEW believes that there is greater relative value in other securities in the Funds investment universe.


          o PRICE - AEW examines the historic pricing of each company in the Fund's universe of potential investments. Those stocks that have underperformed in price, either in absolute terms or relative to the Fund's universe in general, are generally given greater weight than those that have overperformed.

          o INCOME - AEW further evaluates companies and REIT's by analyzing their dividend yields as well as other factors that influence the sustainability and growth of dividends. These factors include cash flow, leverage and payout ratios.

          o CATALYSTS - When evaluating a security, AEW also seeks to identify potential catalysts that, in its opinion, could cause the marketplace to re-value the security upwards in the near term. These catalysts can be macro-economic, market-driven or company-specific in nature.

The Fund may also:


          o Hold cash and/or invest up to 100% of its assets in U.S. government securities or money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its investment goal.

PRINCIPAL INVESTMENT RISKS

EQUITY         Securities  of real estate-related  companies and REITs in which
SECURITIES:    the Fund may invest may be considered equity  securities,   thus
               subjecting the Fund to market  risks.  This   means that you  may
               lose money on your investment due to sudden, unpredictable drops in value or periods of below-average performance in a given stock or in the stock market as a whole.

REAL           Because the Fund  concentrates its investments in the real estate
ESTATE         industry, the Fund's performance will be dependent in part on the
SECURITIES:    performance  of  the real  estate  market  and  the  real estate
               industry in general.  The real estate  industry is   particularly
               sensitive to economic  downturns.  Securities of companies    in
               the real  estate  industry,  including  REITs,  are sensitive  to factors  such as changes  in real  estate values, property taxes,
               interest  rates,  cash flow   of underlying  real  estate assets,
               occupancy rates, government regulations  affecting  zoning,  land use  and  rents,  and  the  management skill and creditworthiness of the  issuer.  Companies  in the real  estate industry may also
               be  subject  to   liabilities   under  environmentaland hazardous
               waste laws.
1

SMALL-CAP      Companies in the real estate industry,  including REITs, in which
COMPANIES:     the  Fund  may   invest   may  have   relatively   small   market
               capitalizations.  Small-cap   companies    and  REITs,  which AEW
               considers to be those with  market capitalizations of $1  billion or less, tend to have  more limited  markets  and resources  than companies  with  a  larger  market  capitalization. Consequently,
               share    prices  of small-cap    companies and  REITs can be more
               volatile than, and perform differently from, larger company stocks.

FUND FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

---------------------------------------------- ------------------------------
                                                  REAL ESTATE SECURITIES FUND
---------------------------------------------- ------------------------------
Maximum sales charge (load) imposed on                      None
purchases

Maximum deferred sales charge (load)                        None
Redemption fees                                             None*

* Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.


ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average net assets)


----------------------------------------------- -----------------------------
                                                  REAL ESTATE SECURITIES FUND
----------------------------------------------- -----------------------------
Management Fees                                             0.80%
Distribution and/or Service (12b-1) Fees                    0.00%
Other Expenses*                                            40.00%
Total Annual Fund Operating Expenses                       40.80%
Fee Waiver/Expense Reimbursement                           39.55%**
Net Expenses                                                1.25%

*    Other expenses are based on estimated  amounts for the current fiscal year.

** AEW has given a binding undertaking to the Fund to limit the amount of its total fund operating expense to 1.25% of the Fund's total net assets. This binding undertaking will be in effect until January 31, 2002 and will be reevaluated on an annual basis thereafter.

EXAMPLE
This example, which is based on the net expenses* shown above, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

     o    You invest $10,000 in the Fund for the time periods indicated;

     o    Your investment has a 5% return each year; and

     o    The Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------- -----------------------------
                                                  REAL ESTATE SECURITIES FUND
----------------------------------------------- -----------------------------
1 year                                                    $ 127
3 years                                                   $ 5,312

* The Examples are based on the Net Expenses shown above for the first year of the period illustrated in the Example, and on the Total Annual Fund Operating Expenses for the remaining years.

MORE ABOUT RISK
The principal investment strategies of the Fund come with inherent risks. The following is a list of risks to which the Fund may be subject by investing in various types of securities or engaging in various practices.

MARKET RISK The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition as well as overall market and economic conditions.


RISK ASSOCIATED WITH REITS The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and the ability of the REITs' managers. REITs are also subject to risks generally associated with investments in real estate (see "Goals, Strategies & Risks" above). The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.


MANAGEMENT RISK The risk that a strategy used by the Fund's portfolio management may fail to produce the intended result.

CREDIT RISK The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

INTEREST RATE RISK The risk of market losses attributable to changes in interest rates. A rise in interest rates typically causes a fall in value. Rising interest rates may cause investors in REITs or real estate operating companies to demand a higher annual yield, which may in turn decrease market prices for equity securities issued by REITs or real estate operating companies. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline. Also, during periods of declining interest rates, many mortgages may be refinanced, which may reduce the yield from REITs that invest primarily in loans secured by real estate and generally derive their income primarily from interest payments on its mortgage loans.

INFORMATION RISK The risk that key information about a security is inaccurate or unavailable.

OPPORTUNITY RISK The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

LIQUIDITY RISK The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to the Fund.

VALUATION RISK The risk that the Fund has valued certain securities at a higher price than it can sell them for.

PREPAYMENT RISK The risk that unanticipated prepayments may occur, reducing the value of mortgage- or asset-backed securities or REITs.

POLITICAL RISK The risk of losses directly attributable to government or political actions.

MEET THE FUND'S INVESTMENT ADVISER

AEW MANAGEMENT AND ADVISORS, L.P.


AEW, located at World Trade Center East, Two Seaport Lane, Boston, Massachusetts 02210, serves as the adviser to the Fund. AEW, together with other AEW advisor affiliates, manages approximately $6 billion of client capital as of June 30, 2000. The Fund is distributed through Nvest Funds Distributor, L.P. (the "Distributor"). AEW and the Distributor are subsidiaries of Nvest Companies, L.P. ("Nvest Companies"), which is part of an affiliated group including Nvest, L.P., a publicly traded company listed on the New York Stock Exchange (the "Exchange"). As of June 30, 2000, Nvest Companies' 18 principal subsidiary or affiliated asset management firms, collectively, had more than $130 billion in assets under management. AEW manages the Fund's investments and also provides general business management and administration to the Fund. It is currently anticipated that AEW will convert from a limited partnership into a limited liability company subsequent to the launch of the Fund. It is anticipated that this conversion will occur in the fourth quarter of 2000.

The Fund pays advisory fees at the annual rate of 0.80% of the first $500 million of the Fund's average daily net assets and 0.75% of such assets in excess of $500 million.

Nvest Companies and Nvest, L.P. have entered into an agreement for CDC Asset Management to acquire all of their outstanding partnership units. CDC Asset Management is the investment management arm of France's Caisse des Depots et Consignations ("CDC"), a major diversified financial institution. It is expected that after the transaction Nvest Companies will be renamed CDC Asset Management
- North America and will continue to use the holding company structure. Nvest affiliates, including AEW, are expected to retain their investment independence, brand names, management and operating autonomy. The transaction is not expected to affect the daily operations of the Fund or the investment management activities of AEW. Consummation of the transaction with CDC is subject to a number of conditions, including regulatory approvals and approval of the unitholders of Nvest, L.P. and Nvest Companies. Under the Investment Company Act of 1940, the transaction will result in a change of control of AEW's parent company, Nvest Companies, and, therefore, the Fund's advisory agreement with AEW will terminate. Consequently, it is anticipated that AEW will seek approval of a new advisory agreement from the Fund's Board of Trustees and sole shareholder prior to consummation of the transaction, which is expected to close in the fourth quarter of 2000.

PORTFOLIO TRADES
In placing portfolio trades, AEW may use brokerage firms that market the Fund's shares or are affiliated with Nvest Companies or AEW. In placing trades, AEW will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Fund's Board of Trustees.

MEET THE FUND'S PORTFOLIO MANAGER

MATTHEW A. TROXELL, CFA
Matthew Troxell has managed the Fund since its inception. Mr. Troxell joined AEW in 1994 and is a Director of the company. Prior to joining AEW, Mr. Troxell was a Vice President and Assistant to the President of Landmark Land Company, and an equity analyst at A.G. Becker Paribas. He also holds the designation of Chartered Financial Analyst (CFA) and is a member of the National Association of Real Estate Investment Trusts (NAREIT). Mr. Troxell earned a B.A. from Tufts University and has over 19 years of experience in investment analysis and portfolio management.

ADVISER'S PAST PERFORMANCE

The account returns shown below represent composite returns derived from performance data furnished by AEW ("AEW Composite") relating to all accounts managed by AEW Capital Management, L.P. with substantially similar investment objectives, strategies and policies as the Fund (the "Accounts"). (AEW is a wholly-owned subsidiary of AEW Capital Management, L.P.). The same AEW personnel responsible for the Fund's management were responsible for managing the Accounts. Matthew Troxell, the Fund's portfolio manager, has been the lead manager for the Accounts since July 1999 and has been a member of the Accounts' management team since their inception.

The Accounts have not been subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, investment limitations and other restrictions to which the Fund is subject under the Investment Company Act and the Internal Revenue Code. The Accounts' performance results may have been less favorable had they been subject to these expenses or restrictions or to other restrictions applicable to investment companies under relevant laws. THE INFORMATION REGARDING THE PERFORMANCE OF THE ACCOUNTS DOES NOT REPRESENT THE FUND'S PERFORMANCE. SUCH INFORMATION SHOULD NOT BE CONSIDERED A PREDICTION OF THE FUTURE PERFORMANCE OF THE FUND. THE FUND IS NEWLY ORGANIZED AND HAS NO PERFORMANCE RECORD OF ITS OWN.


The table below shows the average annual total returns of the Accounts managed by AEW Capital Management, L.P. for the past one year, five years and since the inception of the Accounts for the period ended June 30, 2000. The Account returns are also compared against the Morgan Stanley REIT Index. The past performance data for the Accounts has been adjusted to reflect the management fees actually paid by the Accounts and assumes the reinvestment of all dividends and distributions. THE FEES AND EXPENSES PAID BY THE FUND WILL BE HIGHER THAN THE FEES AND EXPENSES PAID BY THE ACCOUNTS. THE PERFORMANCE OF THE ACCOUNTS WOULD HAVE BEEN LOWER THAN THAT SHOWN BELOW IF THEY HAD BEEN SUBJECT TO THE FEES AND EXPENSES OF THE FUND.

--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS(1)
                      (for the periods ended June 30, 2000)
--------------------------------------------------------------------------------
                           1 YEAR            5 YEAR          SINCE INCEPTION(2)
--------------------------------------------------------------------------------
 AEW ACCOUNTS               6.88%            12.25%                13.11%
--------------------------------------------------------------------------------
 MORGAN STANLEY
   REIT INDEX               3.37%             9.50%                10.06%
--------------------------------------------------------------------------------

1. Average Annual Total Returns: The AEW Composite consists of all client accounts whose portfolios were managed by AEW Capital Management, L.P. continuously during a 5-year period commencing on March 1, 1995 and which were managed using investment policies and strategies substantially similar to those that will be used to manage the Fund. The Morgan Stanley REIT Index is a market capitalization-weighted, unmanaged, total-return index of REITs that meet certain liquidity requirements. The index was designed to track the total-return performance of a broad group of REIT stocks assuming dividend reinvestment in the index.

2.   The inception date of the Accounts is March 1, 1995.

IT'S EASY TO OPEN AN ACCOUNT

TO OPEN AN ACCOUNT WITH AEW:

1.   Read this Prospectus carefully.

2. Read the following eligibility and minimum investment requirements to determine who may purchase shares of the Fund:

         To invest in the Fund, the minimum initial investment is $2,500 and the minimum subsequent investment is $100, except as indicated below.

         There is no initial or subsequent investment minimum for:

          o    EMPLOYEES OF AEW.

          o RETIREMENT PLANS (401(a), 401(k), 457 or 403(b) plans) that meet certain total investment asset minimums. Your 401(k) or other retirement plan will provide shareholder services to you as required in accordance with your plan agreement. You should contact your plan sponsor or service provider for information about the services available to you under the terms of your plan.

          o INSURANCE COMPANY ACCOUNTS of New England Financial, Metropolitan Life Insurance Company ("MetLife") or their affiliates.

          o SEPARATE ACCOUNTS of New England Financial, MetLife or their affiliates.

          o WRAP FEE PROGRAMS of certain broker-dealers not being paid by the Fund, AEW or the Distributor. Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions.

          o CERTAIN SERVICE ACCOUNTS through an omnibus account by investment advisers, financial planners, broker-dealers or other intermediaries who have entered into a service agreement with the Fund. A fee may be charged to shareholders purchasing through a service account if they effect transactions through such parties and should contact such parties regarding information regarding such fees.

3. You should contact the Fund's transfer agent, Nvest Services Company, Inc. ("Transfer Agent"), at 877-637-REIT before attempting to purchase Fund shares.

4.   Use the following sections as your guide for purchasing shares.

BUYING SHARES

          OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
   --------------------------- -------------------------------------------------

BY MAIL
          o   Make out a check in               o  Make out a check in
              U.S. dollars for the                 U.S. dollars for the
              investment amount,                   the investment amount,
              payable to "AEW Fund."               payable to "AEW Fund."

          o   Note: Cash, drafts, starter       o  Note: Cash, drafts, starter
              checks, third party checks or        checks, third party checks or
              checks drawn on banks outside        checks drawn on banks outside
              of the U.S. or purchase orders       of the U.S. or purchase
              specifying a particular purchase     orders specifying a
              date or price per share will         particular purchase date or
              not be accepted.                     price per share will not
                                                   be accepted.
          o   Mail the check with your
              completed application to          o  Include with the check a
              AEW Fund, P.O. Box 8062,             letter specifying the Fund
              Boston, MA 02266-8062                name, your account number and
              Attention: T.A. Ops                  the registered account
                                                   name(s). Mail the check with
                                                   the letter to AEW Fund, P.O.
                                                   Box 8062, Boston, MA
                                                   02266-8062  Attention:
                                                   T.A. Ops

BY WIRE

          o  Call 877-637-REIT to obtain        o  Instruct your bank to
             wire transfer instructions.           transfer funds to State
                                                   Street Bank & Trust Company,
                                                   ABA#011000028, DDA#99054967.

                                                o  Specify the Fund name, your
                                                   account number and the
                                                   registered account name(s).
                                                   Your bank may charge you for
                                                   such a transfer.

SELLING SHARES
                                             TO SELL SOME OR ALL OF YOUR SHARES
Certain restrictions may apply. See the section entitled "Restrictions on Buying and Selling Shares" below.

BY MAIL

     o Write a letter to request a redemption specifying the name of the Fund, your account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section entitled "Selling Shares in Writing" below.

     o The request must be signed by all of the owners of the shares including the capacity in which they are signing, if appropriate.

     o Mail your request by REGULAR mail to: AEW Fund, P.O. Box 8062, Boston, MA 02266-8062 Attention: T.A. Ops or by REGISTERED, EXPRESS OR CERTIFIED mail to: AEW Funds, 66 Brooks Drive, Braintree, MA 02184.

     o Your proceeds will be delivered by the method chosen in your letter. If you choose to have your proceeds delivered by mail, they will generally be mailed to you on the business day after the request is received. You may also choose to redeem by wire (see below).

BY WIRE

     o Fill out the "Telephone Withdrawal" and "Bank Information" sections on your account application.

     o Call 877-637-REIT or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

     o Proceeds will generally be wired on the next business day. A wire fee (currently $5.00) will be deducted from the proceeds.

BY TELEPHONE

     o    You may receive your proceeds by mail or by wire (see above).

     o Call 877-637-REIT to choose the method you wish to use to redeem your shares.

SELLING SHARES IN WRITING

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, we also may require a signature guarantee or additional documentation.

A signature guarantee protects you against fraudulent orders and is necessary if:

o    Your address of record has changed within the past 30 days;
o You are selling more than $100,000 worth of shares and you are requesting the proceeds by check; or
o A proceeds check for any amount is mailed to an address other than the address of record or not payable to registered owner(s).

A notary public cannot provide a signature guarantee. A signature guarantee can be obtained from one of the following sources:

o    A financial representative or securities dealer;
o    A federal savings bank, cooperative or other type of bank;
o    A savings and loan or other thrift institution;
o    A credit union; or
o    A securities exchange or clearing agency.

RESTRICTIONS ON BUYING AND SELLING SHARES

PURCHASE RESTRICTIONS
Although the Fund does not anticipate doing so, it reserves the right to suspend or change the terms of purchasing shares. The Fund reserves the right to refuse or limit any purchase order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interest of the Fund's other shareholders or would disrupt the management of the Fund.

SELLING RESTRICTIONS
The table below describes restrictions placed on selling shares of the Fund:

--------------------------------------------------------------------------------
RESTRICTION                                 SITUATION
--------------------------------------------------------------------------------
The Fund may suspend the right              o  When the Exchange is closed
of redemption or postpone payment              (other than a weekend/holiday);
for more than 7 days:                       o  During an emergency; or
                                            o  Any other period permitted by
                                               the SEC.

The Fund reserves the right to              o  With a notice of a dispute
suspend account services or                    between registered owners; or
refuse transaction requests:                o  Suspicion/evidence of a
                                               fraudulent act.

The Fund may pay the redemption             o  When it is detrimental for the
price in whole or part by a                    Fund to make cash payments as
distribution in kind of readily                determined in the sole discretion
marketable securities in lieu of               of AEW.
cash or may take up to 7 days to
pay a redemption request in order
to raise capital:


The Fund may withhold redemption            o  Redemptions of shares purchased
proceeds until the check or funds              by check within 10 calendar days
have cleared:                                  of such purchase.


--------------------------------------------------------------------------------

SMALL ACCOUNT REDEMPTION
When the Fund account falls below a set minimum (currently $1,000 as set by the Fund's Board of Trustees), the Fund may close your account and send you the proceeds. You will have 60 days after being notified of the Fund's intention to close your account to increase its amount to the set minimum. This does not apply to certain qualified retirement plans or accounts that have fallen below the minimum solely because of fluctuations in the Fund's net asset value per share.

CERTIFICATES
You will not receive certificates representing Fund shares.

HOW FUND SHARES ARE PRICED

"Net asset value" is the price of one share of the Fund without a sales charge and is calculated each business day using this formula:

                 TOTAL VALUE OF SECURITIES + CASH AND OTHER ASSETS - LIABILITIES NET ASSET VALUE = --------------------------------------------------------------
                                NUMBER OF OUTSTANDING SHARES

The net asset value of Fund shares is determined according to this schedule:


o A share's net asset value is determined at the close of regular trading on the New York Stock Exchange (the "Exchange") on the days it is open for trading. This is normally 4:00 p.m. Eastern time.


o The price you pay for purchasing or redeeming a share will be based upon the net asset value next calculated after your order is received by the Fund's Transfer Agent.

o Requests received by the Transfer Agent after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open.


o If the Fund is heavily invested in foreign securities, it may have net asset value changes on days when you cannot buy or sell its shares.


Generally, Fund securities are valued as follows:


o EQUITY SECURITIES - most recent sales or quoted bid price or as provided by a pricing service.


o DEBT SECURITIES (OTHER THAN SHORT-TERM OBLIGATIONS) - based upon pricing service valuations, which are determined for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.

o SHORT-TERM OBLIGATIONS (REMAINING MATURITY OF LESS THAN 60 DAYS) - amortized cost (which approximates market value).

o SECURITIES TRADED ON FOREIGN EXCHANGES - most recent sale/bid price on a non-U.S. exchange, unless an occurrence after the closing of the exchange will materially affect its value. In that case, the security is assigned a fair value as determined by or under the direction of the Board of Trustees at the close of regular trading on a U.S. exchange.

o    OPTIONS - last sale price, or if not available, last offering price.

o FUTURES - unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of the Fund's Board of Trustees.

o ALL OTHER SECURITIES - fair market value as determined by or under the direction of the Fund's Board of Trustees.

The effect of fair value pricing as described above under "Securities traded on foreign exchanges" and "All other securities" is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but, rather, may be priced by another method that the Board of Trustees believes accurately reflects fair value.

DIVIDENDS AND DISTRIBUTIONS

The Fund generally distributes most or all of its net investment income (other than long-term capital gains) in the form of dividends on a quarterly basis. The Fund distributes all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. The Fund's Board of Trustees may adopt a different schedule as long as payments are made at least annually.

Depending on your investment goals and priorities, you may choose to reinvest distributions from dividends, interest and capital gains in additional shares of the Fund at net asset value or you may receive all distributions in cash. If you do not indicate how you wish to receive your distributions, they will automatically be reinvested in shares of the Fund at net asset value. For more information or to change your distribution option, contact the Fund's Transfer Agent in writing or call 877-637-REIT.

If you earn more than $10 annually in taxable income you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep the 1099 as a permanent record. A fee may be charged for any duplicate information requested.

TAX CONSEQUENCES

The Fund intends to meet all requirements of the Internal Revenue Code necessary to qualify as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Fund distributions paid to you either in cash or reinvested in additional shares are generally taxable to you either as ordinary income or as capital gains. Distributions derived from short-term capital gains or investment income are generally taxable at ordinary income rates. If you are a corporation investing in the Fund, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period requirements. Any distributions received by the Fund from REITs will not qualify, however, for the corporate dividends-received deduction. Distributions of gains from investments that the Fund owned for more than one year that are designated by the Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gains, regardless of how long the shareholder has held Fund shares.


Any gain resulting from the sale of Fund shares will generally be subject to tax. If you purchase shares of the Fund shortly before it declares a capital gain distribution or a dividend, a portion of the purchase price may be returned to you as a taxable distribution.


Dividends derived from interest on securities issued by the U.S. government or its agencies or instrumentalities may be exempt from state and local income taxes. The Fund advises shareholders of the proportion of the Fund's dividends that are derived from such interest. Also, REITs attempt to qualify for beneficial tax treatment by distributing 95% of their taxable income to their interest holders. If a REIT fails to qualify for such beneficial tax treatment, it would be taxed as a corporation, and distributions to its shareholders (including the Fund) would bear not only a proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REIT. The Fund's investments in REIT equity securities may require the Fund to accrue and
distribute   income  not  yet   received  or  may  result  in  the  Fund  making
distributions that constitute a return of capital to Fund shareholders for federal income tax purposes. You should consult your tax adviser about any federal, state and local taxes that may apply to the distributions you receive.

GLOSSARY OF TERMS

BID PRICE - The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

CAPITAL  GAIN  DISTRIBUTIONS  - Payments to the Fund's  shareholders  of profits
earned  from  selling   securities  in  the  Fund's   portfolio.   Capital  gain
distributions are usually paid once a year.

DIVERSIFICATION - The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or sector suffers losses.

DIVIDEND YIELD - The current or estimated annual dividend divided by the market price per share of a security.

FFO MULTIPLE - The price per share of a REIT divided by its Funds from Operations (FFO). The FFO of a REIT is the measure of its operating performance showing its net income plus depreciation of real estate and excluding gains or losses from sales of property or debt restructuring.

INCOME DISTRIBUTIONS - Payments to the Fund's shareholders resulting from the net interest or dividend income earned by the Fund's portfolio.

INFLATION - A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

INTEREST RATE - Rate of interest charged for the use of money, usually expressed at an annual rate.

MARKET CAPITALIZATION - The market price of a company's shares multiplied by the number of shares outstanding. Large capitalization companies generally have over $5 billion in market capitalization; medium capitalization companies between $1.5 billion and $5 billion; and small capitalization companies less than $1.5 billion. These capitalization figures may vary depending upon the index and/or the guidelines used by the adviser.

MATURITY - The final date on which the payment of a debt instrument (e.g., bonds, notes, and repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

NET ASSET VALUE - The market value of one share of a mutual fund on any given day without a front-end sales charge or contingent deferred sales charge. It is determined by dividing a fund's total net assets by the number of shares outstanding. See "How Fund Shares are Priced" above.

TOTAL RETURN - The change in value of a mutual fund investment over a specific time period expressed as a percentage. Total returns assume all earnings are reinvested in additional shares of the Fund.

VALUE INVESTING - A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

VOLATILITY - The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

YIELD - The rate at which a fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

                                                 AEW REAL ESTATE SECURITIES FUND


IF YOU WOULD LIKE MORE INFORMATION ABOUT
THE  FUND,  THE  FOLLOWING  DOCUMENT  IS
AVAILABLE FREE UPON REQUEST:


STATEMENT  OF   ADDITIONAL   INFORMATION
(SAI) - The SAI provides  more  detailed
information   about   the  Fund  and its
investment  limitations   and  policies,
has  been  filed   with  the  SEC and is
incorporated  into  this   Prospectus by
reference.



TO ORDER A FREE COPY OF THE FUND'S  SAI,
CONTACT THE FUND'S TRANSFER AGENT AT:

Nvest Services Company, Inc.
399 Boylston Street
Boston, Massachusetts 02116
Telephone:  877-637-REIT

The  Transfer  Agent  will  also  assist
you  with  questions  and  will  provide
additional  information  that  you   may
require.




You can  review  the  Fund's  SAI at the
SEC's   Public    Reference    Room   in
Washington,   D.C.  Information  on  the
operation of the Public  Reference  Room
may be  obtained  by calling  the SEC at
202-942-8090.    The   SAI   and   other
information about the Fund are available on the EDGAR database on the SEC's website at www.sec.gov.

Copies  of these  publications  are also
available after payment of a duplication
fee  by   electronic   request   at  the
following         e-mail        address:
publicinfo@sec.gov,  or by  writing  the
Public   Reference   Room  of  the  SEC,
Washington, D.C. 20549-0102.


The  Distributor and other firms selling
shares  of the Fund are  members  of the
National   Association   of   Securities
Dealers,  Inc. ("NASD"). As a service to
investors,  the NASD has  asked  that we
inform  you  of  the  availability  of a
brochure   on  its   Public   Disclosure
Program.  The program provides access to
information  about  securities firms and
their  representatives.   Investors  may
obtain a copy by contacting the NASD at 800-289-9999 or by visiting their Web site at www.NASDR.com.


                                     (Investment Company Act File No. 811-09945)

--------------------------------------------------------------------------------

AEW REAL ESTATE SECURITIES FUND

STATEMENT OF ADDITIONAL INFORMATION
September 1, 2000

     This Statement of Additional Information (the "Statement") contains information that may be useful to investors, but which is not included in the Prospectus of the AEW Real Estate Securities Fund (the "Fund"). This Statement is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated September 1, 2000. The Statement should be read together with the Prospectus. Investors may obtain a free copy of the Prospectus from the Fund's transfer agent, Nvest Services Company, Inc. ("Transfer Agent"), by writing to AEW Fund, 399 Boylston Street, Boston, MA 02116 or by calling 877-637-REIT. The Fund is a diversified fund of Nvest Companies Trust I, a registered open-end management investment company (the "Trust").

                          TABLE OF CONTENTS
                                                                       Page

    Investment Restrictions                                              1
    Fund Charges and Expenses                                            2
    Ownership of Fund Shares                                             3
    Miscellaneous Investment Practices                                   3
    Management of the Trust                                              8
    Portfolio Transactions and Brokerage                                13
    Description of the Trust and Ownership of Shares                    14
    How to Buy Shares                                                   15
    Net Asset Value                                                     16
    Shareholder Services                                                17
    Redemptions                                                         17
    Standard Performance Measures                                       18
    Income Dividends, Capital Gain Distributions and Tax Status         21
    Financial Statements                                                23
    Appendix A - Description of Bond Ratings                            24
    Appendix B - Publications That May Contain                          26
          Fund Information
    Appendix C - Advertising and Promotional                            29
          Literature

--------------------------------------------------------------------------------

                             INVESTMENT RESTRICTIONS

--------------------------------------------------------------------------------

     The following is a description of restrictions on the Fund's investments. Except in the case of those restrictions marked with a dagger (+) below, the percentages set forth below and the percentage limitations set forth in the Prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

Fundamental Restrictions
The following restrictions may not be changed without the vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")).

The Fund may not:

(1) with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities ("U.S. Government Securities")) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer;


(2) purchase the securities of any issuer (other than U.S. Government Securities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the Fund will invest 25% or more of its total assets in securities of companies primarily engaged in the real estate industry;

(3)  issue senior securities, except as otherwise permitted by the 1940 Act;

(4)+ borrow money or pledge its assets; provided, however, that the Fund may borrow money as a temporary measure for extraordinary or emergency purposes or to meet redemptions, in amounts not exceeding 33 1/3% of its total assets and pledge its assets to secure such borrowings; and, provided, further, that the Fund will not purchase any additional portfolio securities at any time that its borrowings exceed 5% of its total assets; for the purpose of this restriction, collateral arrangements with respect to the writing of options, interest rate futures contracts, options on interest rate futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security;

(5) underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended (the "1933 Act") in the disposition of restricted securities;

(6) purchase and sell real estate unless acquired as a result of ownership of securities or other instruments; provided, however, that this limitation shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business;

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided, however, that this limitation shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities; or

(8) lend any portfolio security or make any other loan, if, as a result, more than 33 1/3% of its total assets would be lent to other parties, it being understood that this limitation does not apply to purchases of debt securities or to repurchase agreements.

The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by AEW Management and Advisors, L.P. or an affiliate or successor with substantially the same fundamental investment objective, policies and limitations as the Fund.

Non-Fundamental Restrictions
----------------------------
The following investment restrictions are not fundamental, and may be changed without shareholder approval.

The Fund may not:

(1) purchase any security on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions; for this purpose, the deposit or payment by the Fund of initial or variation margin in connection with interest rate futures contracts or related options transactions is not considered the purchase of a security on margin;

(2) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's net assets (taken at market value) is held as collateral for such sales at any one time;

(3)+ invest more than 15% of the Fund's net assets in illiquid securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Fund's Board of Trustees);

(4) write, purchase or sell puts, calls or combinations thereof, except that the Fund may write, purchase and sell puts, calls or combinations thereof with respect to U.S. Government Securities and with respect to interest rate futures contracts; or

(5) invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions, or in connection with a merger, consolidation or similar transaction; under the 1940 Act, the Fund may not (a) invest more than 10% of its total assets (taken at current value) in such securities, (b) own securities of any one investment company having a value in excess of 5% of the Fund's total assets taken at current value, or (c) own more than 3% of the outstanding voting stock of any one investment company.

The Fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by AEW Management and Advisors, L.P. or an affiliate or successor with substantially the same fundamental investment objective, policies and limitations as the Fund.

--------------------------------------------------------------------------------

                            FUND CHARGES AND EXPENSES

--------------------------------------------------------------------------------

MANAGEMENT FEES

     Pursuant to an advisory agreement dated September 1, 2000 (the "Advisory Agreement"), AEW Management and Advisors, L.P. ("AEW" or the "Adviser") has agreed, subject to the supervision of the Trust's Board of Trustees, to manage the investment and reinvestment of the assets of the Fund and to provide certain administrative services to the Fund. For the services described in the Advisory Agreement, the Fund pays AEW a gross management fee at the annual rate of 0.80% of the average daily net assets of the Fund for the first $500 million in assets and 0.75% of the average daily net assets of amounts in excess of $500 million.

     AEW has given a binding undertaking to the Fund to reduce its fees, and if necessary, to bear certain expenses related to operating the Fund in order to limit the Fund's total operating expenses to an annual rate of 1.25% of the average daily net assets of the Fund. The undertaking will be binding on AEW until January 31, 2002 and will be evaluated on an annual basis thereafter.

--------------------------------------------------------------------------------

                            OWNERSHIP OF FUND SHARES

--------------------------------------------------------------------------------

     As of September 1, 2000, to the Trusts' knowledge, the following persons owned of record or beneficially 5% or more of the outstanding shares of the Fund. In addition, each person that has direct or indirect beneficial ownership of more than 25% of the outstanding shares of the Fund may be deemed to control the Fund as defined in the 1940 Act.

      Shareholder and Address                              Ownership Percentage
      -----------------------                              --------------------

      AEW Capital Management, L.P.                         100%
      World Trade Center East
      Two Seaport Lane
      Boston, MA 02210


--------------------------------------------------------------------------------

                       MISCELLANEOUS INVESTMENT PRACTICES

--------------------------------------------------------------------------------

     The Fund's primary strategies are detailed in its Prospectus. The following is a list of certain investment practices in which the Fund may engage as SECONDARY investment strategies.

      Mortgage Real Estate Investment Trusts
      Hybrid Real Estate Investment Trusts
      Foreign Securities (Foreign Equity Securities and Depository Receipts) Certificates of Deposit, Demand and Time Deposits and Banker's Acceptances Prime Commercial Paper, including Master Demand Notes
      Repurchase Agreements secured by U.S. government securities
      When-issued Securities
      Zero Coupon Securities
      Convertible Securities
      Illiquid Securities and Restricted Securities (including Rule 144A
           Securities)
      Loans of Portfolio Securities
      Short-term Investments
      Fixed-Income Securities
      Collateralized Mortgage Obligations
      Collateralized Mortgage-backed Securities
      Money Market Instruments

     The following is a description of the various investment practices in which the Fund may engage, whether as a primary or secondary strategy, and a summary of certain attendant risks:

Equity  Securities
------------------
The Fund may invest in equity securities. Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include common and preferred stocks and securities exercisable for or convertible into common or preferred stocks (such as warrants, convertible debt securities and convertible preferred stock). While offering great potential for long-term growth, equity securities are more volatile and more risky than other forms of investment. Therefore, the value of your investment in the Fund may sometimes decrease instead of increase. The Fund may invest in equity securities of companies with relatively small market capitalizations. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices (See "Small Companies" below). The Fund's investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some over-the-counter securities may be more difficult to sell under some market conditions.

Real Estate Securities
----------------------
The Fund invests primarily in securities of companies in the real estate industry, including REITs, and is, therefore, subject to the special risks associated with the real estate market and the real estate industry in general. Companies in the real estate industry are those that (i) have principal activity involving the development, ownership, construction management or sale of real estate; (ii) have significant real estate holdings, such as hospitality companies, supermarkets and mining, lumber and paper companies; and/or (iii) provide products or services related to the real estate industry, such as financial institutions that make and/or service mortgage loans and manufacturers or distributors of building supplies. Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws.



Real Estate Investment Trusts (REITs)
-------------------------------------
The Fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate-related loans. REITs may be characterized as equity REITs, mortgage REITs or hybrid REITs. An equity REIT owns or leases real estate and derives its income primarily from rental income. A mortgage REIT invests primarily in loans secured by real estate and generally derives its income primarily from interest payments on its mortgage loans. A hybrid REIT combines the characteristics of both equity REITs and mortgage REITs, generally by holding both ownership and mortgage interests in real estate. The Fund anticipates that under normal circumstances a majority of its REIT investments will consist of equity REITs, but this is not a requirement of the Fund.


Small  Companies
----------------
The Fund may invest in companies and REITs with relatively smaller market capitilizations, which AEW considers to be those with market capitilizations of $1 billion or less. Investments in companies with relatively small capitalization may involve greater risk than is usually associated with larger, more established companies. These companies often have sales and earnings growth rates that exceed those of companies with larger capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller capitalization often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group. The securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalization or market averages in general. The net asset value of the Fund therefore may fluctuate more widely than market averages.

Warrants
--------
The Fund may invest in warrants. A warrant is an instrument that gives the holder a right to purchase a given number of shares of a particular security at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant plus the cost thereof. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer.

U.S. Government Securities
--------------------------
The Fund may invest in some or all of the following U.S. Government Securities:

o    U.S. Treasury Bills
     -------------------
     - Direct obligations of the United States Treasury that are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. These obligations are backed by the full faith and credit of the United States government.

o    U.S. Treasury Notes and Bonds
     -----------------------------
     - Direct obligations of the United States Treasury issued in maturities that vary between one and 40 years, with interest normally payable every six months. These obligations are backed by the full faith and credit of the United States government.

o   "Ginnie Maes"
    -------------
     - Debt securities issued by a mortgage banker or other mortgagee, which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by GNMA is a general obligation of the United States backed by its full faith and credit. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder (such as the Fund, which reinvests any prepayments) of Ginnie Maes along with regular monthly payments of principal and interest.

o    "Fannie Maes"
     -------------
     - The Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie

     Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States government.

o    "Freddie Macs"
     --------------
     - The Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the United States government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the United States government.


     U.S. Government Securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government Securities are generally lower than the yields available from corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government Securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities, but will be reflected in the Fund's net asset value. Since the magnitude of these fluctuations will generally be greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may accept lower current income from short-term investments rather than investing in higher-yielding long-term securities. Such shorter term investments may lower the Fund's return.

Foreign Investments
-------------------
Investments in foreign securities present risks not typically associated with investments in comparable securities of U.S. issuers.

     Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of the Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because the Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution. In addition, many European countries have adopted a single European currency, the "euro." The consequences of this conversion for foreign exchange rates, interest rates and the value of European securites are presently unclear. Such consequences may adversely affect the value and/or increase the volitility of securities held by the Fund.

     In addition, although the Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

     There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

     The Fund may invest in foreign equity securities either by purchasing such securities directly or by purchasing "depository receipts." Depository receipts are instruments issued by a bank that represent an interest in equity securities held by arrangement with the bank. Depository receipts can be either "sponsored" or "unsponsored." Sponsored depository receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depository receipts are arranged without involvement by the issuer of the underlying equity securities. Less information about the issuer of the underlying equity securities may be available in the case of unsponsored depository receipts.

     In determining whether to invest in securities of foreign issuers, the Advisor will consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax law may reduce the Fund's net income available for distribution to shareholders.

When Issued Securities
----------------------
The Fund may purchase "when-issued" equity securities, which are traded on a price basis prior to actual issuance. Such purchases will only be made to achieve the Fund's investment objective and not for leverage. The when-issued trading period generally lasts from a few days to months, or a year or more; during this period dividends on equity securities are not payable. No dividend income accrues to the Fund prior to the time it takes delivery. A frequent form of when-issued trading occurs when corporate securities to be created by a merger of companies are traded prior to the actual consummation of the merger. Such transactions may involve a risk of loss if the value of the securities fall below the price committed to prior to actual issuance. The Trust's custodian will establish a segregated account for the Fund when it purchases securities on a when-issued basis consisting of cash or liquid securities equal to the amount of the when-issued commitments. Securities transactions involving delayed deliveries or forward commitments are frequently characterized as when-issued transactions and are similarly treated by the Fund.

Repurchase  Agreements
----------------------
The Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at relatively low market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the United States government, the obligation of the seller is not guaranteed by the United States government, and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) inability to enforce rights and the expenses involved in the attempted enforcement.

Convertible Securities
----------------------
The Fund may invest in convertible securities, including corporate bonds, notes or preferred stocks of U.S. issuers that can be converted into (that is, exchanged for) common stock or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security.

Illiquid Securities, Restricted Securities, Rule 144 Securities and Section 4(2)
--------------------------------------------------------------------------------
Commercial Paper
----------------
Illiquid securities include those that are not readily resalable (restricted securities), which may include securities whose disposition is restricted by federal securities laws or those that are not readily marketable. Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers pursuant to Rule 144A under the 1933 Act. The Fund may also purchase commercial paper issued under Section 4(2) of the 1933 Act. Investing in Rule 144A securities and Section 4(2) commercial paper could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Rule 144A securities and Section 4(2) commercial paper are treated as illiquid, unless the adviser has determined, under guidelines established by the Fund's Board of Trustees, that the particular issue of Rule 144A securities is liquid. The Fund may also invest in securities that are subject to restrictions relating to resale. Investment in restricted or other illiquid securities involves the risk that the Fund may be unable to sell such a security at the desired time. Also, the Fund may incur expenses, losses or delays in the process of registering restricted securities prior to resale.

Loans of  Portfolio  Securities
-------------------------------
The Fund may lend up to 33 1/3% of its total assets in the form of its portfolio securities to broker-dealers under contracts calling for collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Fund will continue to benefit from interest or dividends on the securities loaned and may also receive interest through investment of the cash collateral in short-term liquid investments, which may include shares of money market funds subject to any investment restriction listed in this Statement. Any voting rights or rights to consent relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodian and placement fees approved by the Fund's Board of Trustees or persons acting pursuant to the direction of the Board.

     These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the other party should default on its obligation and the Fund is delayed in or prevented from recovering the collateral.

Short-Term Trading
------------------
The Fund may, consistent with its investment objectives, engage in portfolio trading in anticipation of, or in response to, changing economic or market conditions and trends. These policies may result in higher turnover rates in the Fund's portfolio, which may produce higher transaction costs and a higher level of taxable capital gains. Portfolio turnover considerations will not limit the adviser's investment discretion in managing the Fund's assets. The Fund anticipates that its portfolio turnover rate will vary significantly from time to time depending on the volitility of economic and market conditions.

Fixed-income Securities
-----------------------
The Fund may invest in real estate related fixed-income securities. The Fund will typically invest in fixed-income securities that are rated by an independent ratings service, such as Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's"). For a detailed description of the ratings assigned by S&P and Moody's, please refer to the Statement's "Appendix A -- Description of Bond Ratings."

Fixed-income securities in which the Fund may invest include a broad array of short, medium and long term obligations issued by the U.S. or foreign governments, government or international agencies and instrumentalities, and corporate issuers whose primary business is in the real estate industry. Some fixed-income securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets (such as mortgages or other receivables) that have been set aside as collateral for the issuer's obligation. Fixed-income securities generally involve an obligation of the issuer to pay interest or dividends on either a current basis or at the maturity of the securities, as well as the obligation to repay the principal amount of the security at maturity.

Fixed-income securities are subject to market and credit risk. Credit risk relates to the ability of the issuer to make payments of principal and interest and includes the risk of default. In the case of municipal bonds, the issuer may make these payments from money raised through a variety of sources, including
(1) the issuer's general taxing power, (2) a specific type of tax such as a property tax, or (3) a particular facility or project such as a highway. The ability of an issuer of municipal bonds to make these payments could be affected by litigation, legislation or other political events, or the bankruptcy of the issuer. U.S. government securities do not involve the credit risks associated with other types of fixed-income securities; as a result, the yields available from U.S. government securities are generally lower than the yields available from corporate fixed-income securities. Market risk is the risk that the value of the security will fall because of changes in market rates of interest. (Generally, the value of fixed-income securities falls when market rates of interest are rising.) Some fixed-income securities also involve prepayment or call risk. This is the risk that the issuer will repay the Fund the principal on the security before it is due, thus depriving the Fund of a favorable stream of future interest payments.

Because interest rates vary, it is impossible to predict the income of a fund that invests in fixed-income securities for any particular period. Fluctuations in the value of the Fund's investments in fixed-income securities will cause the Fund's net asset value to increase or decrease.

Mortgage-Related Securities
---------------------------
Mortgage-related securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if the Fund purchases these assets at a premium, a faster-than-expected prepayment rate will reduce yield to maturity, and a slower-than-expected prepayment rate will have the opposite effect of increasing yield to maturity. If the Fund purchases mortgage-related securities at a discount, faster-than-expected prepayments will increase, and slower-than-expected prepayments will reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by the Fund, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. Although these securities will decrease in value as a result of increases in interest rates generally, they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments. In addition, an increase in interest rates would also increase the inherent volatility of the Fund by increasing the average life of the Fund's portfolio securities.

Collateralized Mortgage Obligations ("CMOs")
--------------------------------------------
A CMO is a security backed by a portfolio of mortgages or mortgage securities held under an indenture. The underlying mortgages or mortgage securities are issued or guaranteed by the U.S. government or an agency or instrumentality thereof. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage securities. CMOs are issued with a number of classes or series, which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of CMO held by the Fund would have the same effect as the prepayment of mortgages underlying a mortgage pass-through security. CMOs may be considered derivative securities.

Money Market Instruments
------------------------
The Fund may seek to minimize risk by investing in money market instruments, which are high-quality, short-term securities. Although changes in interest rates can change the market value of a security, the Fund expects those changes to be minimal, although this value cannot be guaranteed.

     Money market obligations of foreign banks or of foreign branches or subsidiaries of U.S. banks may be subject to different risks than obligations of domestic banks, such as foreign economic, political and legal developments and the fact that different regulatory requirements apply.

Temporary Strategies
--------------------
The Fund has the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders' capital, the adviser may employ a temporary defensive strategy if it determines such a strategy to be warranted. Pursuant to such a defensive strategy, the Fund temporarily may hold cash (U. S. dollars, foreign currencies, or multinational currency units) and/or invest up to 100% of its assets in U.S. Government Securities or money market instruments. It is impossible to predict whether, when or for how long the Fund will employ defensive strategies. The use of defensive strategies may prevent the Fund from achieving its goal.

     In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, the Fund may temporarily hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money market instruments.


--------------------------------------------------------------------------------

                             MANAGEMENT OF THE TRUST

--------------------------------------------------------------------------------


The Fund is governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund and review the Fund's performance.

Trustees
--------

     Trustees of the Trust and their ages (in parentheses), address and principal occupations during at least the past five years are listed below. Those Trustees marked with an asterisk (*) may be deemed to be an "interested person" of the Trust as defined in the 1940 Act.

GRAHAM T. ALLISON, JR.-- Trustee
                         -------
     (60);79 John F. Kennedy Street, Cambridge, Massachusetts 02138 -- Member of the Contract Review and Governance Committee for the Trust -- Douglas Dillon Professor and Director for the Center of Science and International Affairs, John F. Kennedy School of Government; Special Advisor to the United States Secretary of Defense; formerly, Assistant Secretary of Defense; formerly, Dean, John F. Kennedy School of Government.

DANIEL M. CAIN - Trustee
                 -------
     (55); 452 Fifth Avenue, New York, New York 10018 -- Member of the Audit Committee for the Trust -- President and CEO, Cain Brothers & Company, Incorporated (investment banking); Trustee, Universal Health Realty Income Trust (NYSE); Norman Rockwell Museum; Sharon Health Corporation and National Committee for Quality Healthcare (all not-for-profit organizations).

KENNETH J. COWAN -- Trustee
                    -------
     (68); One Beach Drive, S.E. #2103, St. Petersburg, Florida 33701 -- Member of the Contract Review and Governance Committee for the Trust -- Retired; formerly, Senior Vice President-Finance and Chief Financial Officer, Blue Cross of Massachusetts, Inc. and Blue Shield of Massachusetts, Inc.; formerly, Director, Neworld Bank for Savings and Neworld Bancorp.

RICHARD DARMAN - Trustee
                 -------
     (56); 1001 Pennsylvania Avenue, N.W., Washington, D.C. 20004 -- Member of the Contract Review and Governance Committee for the Trust -- Partner, The Carlyle Group (investments); Public Service Professor, Harvard Graduate
     School of Government; Trustee, Council for Excellence in Government (a not-for- profit organization); Director, Frontier Ventures (personal investment); Director, Telcom Ventures (telecommunications); Director, Prime Communications (cable communications); Director, Neptune

     Communications (undersea cable systems); formerly, Director of the U.S. Office of Management and Budget and a member of President Bush's Cabinet; formerly, Managing Director, Shearson Lehman Brothers (investments).

* JOHN T. HAILER - President and Trustee
                   ---------------------
     (39); President and Chief Executive Officer, Nvest Funds Distributor, L.P.; President and Chief Executive Officer, Nvest Distribution Corporation; President and Chief Executive Officer, Nvest Management; formerly, Senior Vice President, Fidelity Investments Institutional Services Company; formerly, Senior Vice President and Director of Retail Business Development, Putnam Investments; Director, Home for Little Wanderers.

SANDRA O. MOOSE -- Trustee
                   -------
     (58); Exchange Place, Boston, Massachusetts 02109 -- Member of the Audit Committee for the Trust -- Senior Vice President and Director, The Boston Consulting Group, Inc. (management consulting); Director, GTE Corporation (communications services); Director, Rohm and Haas Company (specialty chemicals); Trustee, Boston Public Library Foundation; Board of Overseers, Museum of Fine Arts and Beth Israel/New England Deaconess Hospital; Director, Harvard Graduate School Society Council; Member, Visiting Committee, Harvard School of Public Health.

JOHN A. SHANE -- Trustee
                 -------
     (67); 200 Unicorn Park Drive, Woburn, Massachusetts 01801 -- Member of the Audit Committee for the Trust -- President, Palmer Service Corporation (venture capital organization); General Partner, Palmer Partners L.P.; Director, Arch Communications Group, Inc. (paging service); Director, Eastern Bank Corporation; Director, Gensym Corporation (developer of expert system software); Director, Overland Data, Inc. (manufacturer of computer tape drives); Director, United Asset Management Corporation (holding company for institutional money management firms).

* PETER S. VOSS -- Chairman of the Board, Chief Executive Officer, and Trustee
                   -----------------------------------------------------------
     (53); Chairman of the Board and Director, President and Chief Executive Officer, Nvest, L.P. and Nvest Companies, L.P. ("Nvest Companies"); Chairman of the Board and Director, President and Chief Executive Officer, Nvest Corporation; Director, Nvest Services Company; Director, Nvest Distribution Corporation; Director of various affiliates of Nvest Management; formerly, Director, New England Financial; Board Member, Investment Company Institute and United Way of Massachusetts Bay; Committee Member, New York Stock Exchange Listed Company Advisory Committee.

PENDLETON P. WHITE -- Trustee
                      -------
     (69); 6 Breckenridge Lane, Savannah, Georgia 31411; Member of the Contract Review and Governance Committee for the Trust; Retired; formerly, President and Chairman of the Executive Committee, Studwell Associates (executive search consultants); formerly, Trustee, The Faulkner Corporation (community hospital corporation).

The Contract Review and Governance Committee of the Fund is comprised solely of disinterested Trustees and considers matters relating to advisory and distribution arrangements, potential conflicts of interest between the adviser and the Fund, and governance matters relating to the Fund.


The Audit Committee of the Fund is comprised solely of disinterested Trustees and considers matters relating to the scope and results of the Fund's audits and serves as a forum in which the independent accountants can raise any issues or problems identified in the audit with the Board of Trustees. This Committee also reviews and monitors compliance with stated investment objectives and policies, regulations of the SEC and Internal Revenue Service ("IRS") as well as operational issues relating to the transfer agent.


Officers
--------

     Officers of the Trust, in addition to Mr. Voss and Mr. Hailer, and their ages (in parentheses) and principal occupations during at least the past five years are listed below.

THOMAS P. CUNNINGHAM - Treasurer
                       ---------
     (54); Senior Vice President, Nvest Services Company; Senior Vice President, Nvest Management; formerly, Vice President, Allmerica Financial Life Insurance and Annuity Company; formerly, Treasurer, Allmerica Investment Trust; formerly, Vice President, First Data Investor Services Group.

JOHN E. PELLETIER - Secretary  and Clerk
                    --------------------
     (35); Executive Vice President, General Counsel, Secretary and Clerk, Nvest Services Company; Director, Nvest Distribution Corporation; Senior Vice President, General Counsel, Secretary and Clerk, Nvest Funds Distributor, L.P.; Senior Vice President, General Counsel, Secretary and Clerk, Nvest Management; formerly, Senior Vice President and General Counsel, Funds Distributor, Inc. (mutual funds service company); formerly, Vice President and General Counsel, Boston Institutional Group (mutual funds service company); formerly, Senior Vice President and General Counsel, Financial Research Corporation.

     Previous positions during the past five years with New England Financial or Metropolitan Life Insurance Company ("MetLife"), Nvest Funds Distributor, L.P. or Nvest Management are omitted, if not materially different from a Trustee's or officer's current position with such entity. As indicated below under "Trustee Fees," each of the Trust's trustees is also a trustee of certain other investment companies for which Nvest Funds Distributor, L.P. acts as principal underwriter. Except as indicated above, the address of each Trustee and officer of the Trust is 399 Boylston Street, Boston, Massachusetts 02116.

Trustee Fees
------------

     The Trust pays no compensation to its officers or to its Trustees who are interested persons thereof.

     Each Trustee who is not an interested person of the Trust receives, in the aggregate for serving on the Board of Trustees of the Trust, a retainer fee at the annual rate of $100.

     The Trustees also serve on the Board of Trustees for Nvest Funds Trust I, Nvest Funds Trust II, Nvest Funds Trust III, Nvest Cash Management Trust and Nvest Tax Exempt Money Market Trust (all five Nvest Funds Trusts collectively, the "Nvest Funds Trusts"), comprising as of June 30, 2000 a total of 22 mutual fund portfolios, a retainer fee at the annual rate of $40,000 and meeting attendance fees of $3,500 for each meeting of the Board of Trustees that he or she attends. Each committee member receives an additional retainer fee at the annual rate of $6,000. Furthermore, each committee chairman receives an additional retainer fee (beyond the $6,000 fee) at the annual rate of $4,000. These fees are allocated among the mutual fund portfolios in the Nvest Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each Fund.

     During the calendar year ended December 31, 1999, the trustees of the Trust and the Nvest Funds Trusts (collectively, the "Trusts") received the amounts set forth in the following table for serving as a trustees of the Trusts.


                                             Aggregate
                            Aggregate      Compensation      Pension or
                           Compensation        from          Retirement      Estimated       Total
                               from            Nvest          Benefits        Annual     Compensation
                           Nvest Funds       Companies    Accrued as Part    Benefits      from the
                              Trusts          Trust I    of Fund Expenses      Upon         Trusts
    Name of Trustee          in 1999*        in 1999**        in 1999       Retirement     in 1999*
    ---------------          --------        ---------        -------      ----------     --------
Graham T. Allison, Jr.       $60,000            $0               $0             $0          $60,000
Daniel M. Cain               $64,000            $0               $0             $0          $64,000
Kenneth J. Cowan             $64,000            $0               $0             $0          $64,000
Richard Darman               $60,000            $0               $0             $0          $60,000
Sandra O. Moose              $60,000            $0               $0             $0          $60,000
John A. Shane                $60,000            $0               $0             $0          $60,000
Pendleton P. White           $60,000            $0               $0             $0          $60,000

[FN]
*Amounts include payments deferred by Trustees for 1999. The total amount of deferred compensation for all periods to date accrued for the Trustees follows:
Allison ($810, 057); Cain ($16,000); Cowan ($55,777); Darman ($15,000).

** Nvest Companies Trust I was formed on March 17, 2000 and, therefore, its trustees did not receive compensation for the calendar year ended December 31, 1999.

     The Fund provides no pension or retirement benefits to trustees, but has adopted a deferred payment arrangement under which each trustee may elect not to receive fees from the Fund on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have been if they had been invested in a Fund or Funds selected by the Trustee on the normal payment date for such fees. The Fund posts a deferred Trustee fee liability in an amount equal to its pro rata share of the deferred fees. As a result of this arrangement, each Fund, upon making the deferred payments, will be in substantially the same financial position as if the deferred fees had been paid on the normal payment dates.

     At September 1, 2000, the officers and trustees of the Trust as a group owned less than 1% of the outstanding shares of the Fund.

Advisory Agreement
------------------

     The Fund's Advisory Agreement between the Fund and AEW provides that AEW will furnish or pay the expenses of the Fund for office space, facilities and equipment, services of executive and other personnel of the Trust and certain administrative services. AEW is responsible for obtaining and evaluating such economic, statistical and financial data and information and performing such additional research as is necessary to manage the Fund's assets in accordance with its investment objectives and policies.

     The Fund pays all expenses not borne by its Adviser, including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund and the Fund's independent Trustees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Adviser or its affiliates, other than affiliated registered investment companies.

     The Advisory Agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated without penalty by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund, upon 60 days' written notice, or by the Adviser upon 90 days' written notice, and terminates automatically in the event of its assignment.

     The Advisory Agreement provides that the Adviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.


     AEW is a registered investment adviser whose origins date back to 1981. AEW is a limited partnership that is a wholly-owned subsidiary of AEW Capital Management, L.P., which in turn is a wholly-owned subsidiary of Nvest Holdings, L.P. ("Nvest Holdings"). It is currently anticipatedd that AEW will convert from a limited partnership into a limited liability company subsequent to the launch of the Fund. It is anticipated that this conversion will occur in the fourth quarter of 2000. Nvest Holdings is a wholly-owned subsidiary of Nvest Companies. Nvest Distribution Corp. is also the sole general partner of Nvest Funds Distributor, L.P. (the "Distributor") and the sole shareholder of Nvest Services Company, Inc. ("Nvest Services Company"), the transfer and dividend-disbursing agent of the Fund. Nvest Companies owns the entire limited partnership interest in each of AEW and the Distributor. Nvest Services Company may subcontract certain of its obligations as the transfer and dividend-disbursing agent of the Fund to third parties. Nvest Services Company, Inc. also does business as Nvest Services Company and Nvest Services Co.

     Nvest Companies' managing general partner, Nvest Corporation, is a wholly-owned subsidiary of MetLife New England Holdings, Inc., which in turn is a wholly-owned subsidiary of MetLife, a stock life insurance company, which is wholly-owned by MetLife, Inc., a publicly traded corporation. MetLife owns approximately 47% (and in the aggregate, directly and indirectly, approximately 48%) of the outstanding limited partnership interests in Nvest Companies. Nvest Companies' advising general partner, Nvest, L.P., is a publicly traded company listed on the New York Stock Exchange (the "Exchange"). Nvest Corporation is the sole general partner of Nvest, L.P. The eighteen principal subsidiary or affiliated asset management firms of Nvest Companies, collectively, have more than $130 billion in assets under management or administration as of June 30, 2000.

     Nvest Companies and Nvest, L.P. have entered into an agreement for CDC Asset Management to acquire all of their outstanding partnership units. CDC Asset Management is the investment management arm of France's Caisse des Depots et Consignations ("CDC"), a major diversified financial institution. It is expected that after the transaction Nvest Companies will be renamed CDC Asset Management - North America and will continue to use the holding company structure. Nvest affiliates, including AEW, are expected to retain their investment independence, brand names, management and operating autonomy. The transaction is not expected to affect the daily operations of the Fund or the investment management activities of AEW. Consummation of the transaction with CDC is subject to a number of conditions, including regulatory approvals and approval of the unitholders of Nvest, L.P. and Nvest Companies. Under the Investment Company Act of 1940, the transaction will result in a change of control of AEW's parent company, Nvest Companies, and, therefore, the Fund's advisory agreement with AEW will terminate. Consequently, it is anticipated that AEW will seek approval of a new advisory agreement from the Fund's Board of Trustees and sole shareholder prior to consummation of the transaction, which is expected to close in the fourth quarter of 2000.


     Certain officers of AEW have responsibility for the management of other client portfolios. The other clients served by AEW sometimes invest in securities in which the Fund also invests. If the Fund and such other clients advised by AEW desire to buy or sell the same portfolio securities at about the same time, purchases and sales will be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities, which the Fund purchases or sells. In other cases, however, it is believed that these practices may benefit the Fund. It is the opinion of the Fund's Trustees that the desirability of retaining AEW as Adviser outweighs the disadvantages, if any, which might result from these practices.

Distribution Agreements.
------------------------
Under an agreement with the Fund (the "Distribution Agreement"), the Distributor serves as the principal underwriter of Fund shares. Under this agreement, the Distributor conducts a continuous offering and is not obligated to sell a specific number of shares. The Distributor bears the cost of making information about the Fund available through advertising and other means and the cost of printing and mailing Prospectuses to persons other than shareholders. The Fund pays the cost of registering and qualifying its shares under state and federal securities laws and the distribution of Prospectuses to existing shareholders.

     The Distribution Agreement for the Fund may be terminated at any time on 60 days' written notice without payment of any penalty by the Distributor or by vote of a majority of the outstanding voting securities of the Fund or by vote of a majority of the disinterested Trustees.

     The Distribution Agreement will continue in effect for successive one-year periods, provided that such continuance is specifically approved (i) by the vote of a majority of the disinterested Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose or by a vote of a majority of the outstanding securities of the Fund.

     The Distributor controls the words "Nvest" in the name of the Trust and if it should cease to be the principal distributor of the Fund's shares, Nvest Companies Trust I may be required to change its name and delete these words or letters. The Distributor also acts as principal distributor for Nvest Funds Trust I, Nvest Funds Trust II, Nvest Funds Trust III, Kobrick Capital Fund, Kobrick Emerging Growth Fund, Kobrick Growth Fund, Nvest Cash Management Trust and Nvest Tax Exempt Money Market Trust. The address of the Distributor is 399 Boylston Street, Boston, Massachusetts, 02116.

Custodial Arrangements.
-----------------------
State Street Bank and Trust Company ("State Street Bank" or the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is the Fund's custodian. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, State Street Bank receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of the Fund on a daily basis.

Independent Accountants.
------------------------
The Fund's independent accountant is PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110. The independent accountants conduct an annual audit of the Fund's financial statements, assist in the preparation of federal and state income tax returns and consult with the Trust as to matters of accounting and federal and state income taxation.

Other Arrangements
------------------
     Pursuant to a contract between the Trust and Nvest Services Company, Nvest Services Company acts as shareholder servicing and transfer agent for the Fund (in such capacity, the "Transfer Agent") and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Fund's shares.

     In addition, pursuant to an Administrative Services Agreement between the Trust and Nvest Services Company, Nvest Services Company performs certain accounting and administrative services for the Fund (in such capacity, the "Administrative Service Agent"). The Fund pays Nvest Services Company a fee of 0.0325% of the first $1 billion of the Fund's average daily net assets, 0.0225% of the next $1 billion of the average daily net assets and 0.0175% of the average daily net assets in excess of $2 billion for these services. The Fund also reimburses Nvest Services Company for all or part of Nvest Service Company's expenses of providing these services, which include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities.

     The Trust, AEW and the Distributor have adopted Codes of Ethics pursuant to the requirements of the 1940 Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Fund.


--------------------------------------------------------------------------------

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

--------------------------------------------------------------------------------

     In placing orders for the purchase and sale of equity securities, the Adviser selects only brokers that it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates that, when combined with the quality of the foregoing services, will produce best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. The Adviser will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.

     Subject to the overriding objective of obtaining the best possible execution of orders, the Adviser may allocate brokerage transactions to affiliated brokers. Any such transactions will comply with Rule 17e-1 under the 1940 Act. In order for the affiliated broker to effect portfolio transactions for the Fund, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees and other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period. Furthermore, the Fund's Board of Trustees, including a majority of those Trustees who are not "interested persons" of the Trust as defined in the 1940 Act have adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standard.



     General
     -------


     Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Fund as principals in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Trust may not serve as the Fund's dealer in connection with such transactions.

     To the extent permitted by applicable law, and in all instances subject to the foregoing policy of best execution, the Adviser may allocate brokerage transactions in a manner that takes into account the sale of shares of one or more Funds distributed by the Distributor. In addition, the Adviser may allocate brokerage transactions to broker-dealers (including affiliates of the Distributor) that have entered into arrangements in which the broker-dealer allocates a portion of the commissions paid by the Fund toward the reduction of the Fund's expenses, subject to the requirement that the adviser will seek best execution.

     It is expected that the portfolio transactions in fixed-income securities, if any, will generally be with issuers or dealers on a net basis without a stated commission. Securities firms may receive brokerage commissions on transactions involving options, futures and options on futures and the purchase and sale of underlying securities upon exercise of options. The brokerage commissions associated with buying and selling options may be proportionately higher than those associated with general securities transactions.

--------------------------------------------------------------------------------

                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

--------------------------------------------------------------------------------


     The Trust is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (a "Declaration of Trust") dated March 17, 2000, and is a "series" company as described in Section 18(f)(2) of the 1940 Act. The Fund commenced operations on September 1, 2000.


     The Declaration of Trust permits the Fund's Trustees to issue an unlimited number of full and fractional shares of each series. The Fund is represented by a particular series of shares. The Declaration of Trust further permits the Fund's Board of Trustees to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as the Fund's Board of Trustees may determine. When you invest in the Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive annual or quarterly dividends as determined by the Fund's Board of Trustees and to cast a vote for each dollar of net asset value you own at shareholder meetings. Shares of the Fund do not have any preemptive rights. The Declaration of Trust also permits the Board of Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

     The Declaration of Trust also permits the Fund's Board of Trustees, without shareholder approval, to subdivide any series or class of shares or fund into various sub-series or sub-classes with such dividend preferences and other rights as the Trustees may designate. While the Fund's Board of Trustees has no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements that might affect various classes of shareholders differently. The Fund's Board of Trustees may also, without shareholder approval unless as provided therein, amend or supplement the Declaration of Trust so as to add to, delete, replace or otherwise modify any provisions contained in the Declaration of Trust, including, but not limited to, adding one or more additional series or classes or merge two or more existing series or classes.

     The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or the Fund, however, may be terminated at any time, subject to applicable federal and state law, by (i) vote of at least two-thirds of the outstanding shares of the Fund or (ii) without the vote or consent of shareholders by a majority of the Trustees either at a meeting or by written consent. The Trustees shall provide written notice to the affected shareholders of a termination effected under clause (ii) above. The Trust also permits the Board of Trustees, subject to applicable federal and state law, to reorganize, merge or consolidate property of the Trust or any series thereof with other trusts, corporations, partnerships or other organizations without shareholder approval. The Trustees shall provide written notice to the affected shareholders of such reorganization, merger or consolidation.

Voting Rights
-------------

     Shareholders of a series or class are entitled to one vote for each dollar of net asset value (number of shares owned multiplied by net asset value per share) of such series or class thereof, on any matter on which such shareholder is entitled to vote, and each fractional dollar amount shall be entitled to a proportionate fractional vote.

     The Declaration of Trust provides that on any matter submitted to a vote of all shareholders of the Trust, all Trust shares entitled to vote shall be voted together irrespective of series or class unless the rights of a particular series or class would be adversely affected by the vote, in which case a separate vote of that series or class shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a series or class shall be deemed to be affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of such series or class. On matters affecting an individual series or class, only shareholders of that series or class are entitled to vote. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of Trustees and the selection of the Fund's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and subadvisory agreement relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan (if any) relating to that class.

     There will normally be no meetings of shareholders for the purpose of electing Trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and
(ii) if there is a vacancy on the Board of Trustees, such vacancy may be filled only by a vote of the shareholders unless, after filing such vacancy by other means, at least two-thirds of the Trustees holding office shall have been elected by the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Fund's Custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

     Upon written request by the holders of shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will undertake to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

     Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Shareholder voting rights are not cumulative.

Shareholder and Trustee Liability
---------------------------------

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the Fund's property for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of such Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

     The Declaration of Trust further provides that the Board of Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of the Trust provide for indemnification by the Trust of Trustees and officers of the Trust, except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in, or not opposed to, the best interests of the Trust. Such persons may not be indemnified against any liability to the Trust or the Fund's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

--------------------------------------------------------------------------------

                                HOW TO BUY SHARES

--------------------------------------------------------------------------------


     The procedures for purchasing shares of the Fund are summarized in the Prospectus. All purchases made by check should be in U.S. dollars and made payable to AEW Fund, or, in the case of a retirement account, a custodian or trustee. Banks may charge a fee for transmitting funds by wire. With respect to shares purchased by federal funds, shareholders should bear in mind that wire transfers may take two or more hours to complete.


     For purchases of Fund shares by mail, the settlement date is the first business day after receipt of the check by the Transfer Agent so long as it is received by the close of regular trading of the Exchange on a day when the Exchange is open; otherwise the settlement date is the following business day.


--------------------------------------------------------------------------------

                                 NET ASSET VALUE

--------------------------------------------------------------------------------

     The method for determining the public offering price and net asset value per share is summarized in the Prospectus.

     The total net asset value of Fund shares (the excess of the assets of the Fund over its liabilities) is determined at the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the Exchange is open for trading. The weekdays that the Exchange is expected to be closed are New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Securities listed on a national securities exchange or on the NASDAQ National Market System are valued at their last sale price, or, if there is no reported sale during the day, the last reported bid price estimated by a broker. Unlisted securities traded in the over-the-counter market are valued at the last reported bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make a market in the securities. U.S. Government Securities are traded in the over-the-counter market. Options, interest rate futures and options thereon that are traded on exchanges are valued at their last sale price as of the close of such exchanges. Securities for which current market quotations are not readily available and all other assets are taken at fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board.

     Generally, trading in foreign government securities and other fixed-income securities, as well as trading in equity securities in markets outside the United States, is substantially completed each day at various times prior to the close of the Exchange. Securities traded on a non-U.S. exchange will be valued at their last sale price (or the last reported bid price, if there is no reported sale during the day), on the exchange on which they principally trade, as of the close of regular trading on such exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Securities principally traded outside the United States will generally be valued several hours before the close of regular trading on the Exchange, generally 4:00 p.m. Eastern Time, when the Fund computes the net asset value of their shares. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the Exchange, which events will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of the Fund's securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or in accordance with procedures approved by the Trusts' trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather, may be priced by another method that the Board of Trustees believes accurately reflects fair value.

     Trading in some of the portfolio securities of the Fund takes place in various markets outside the United States on days and at times other than when the Exchange is open for trading. Therefore, the calculation of the Fund's net asset value does not take place at the same time as the prices of many of its portfolio securities are determined, and the value of the Fund's portfolio may change on days when the Fund is not open for business and its shares may not be purchased or redeemed.

     The net asset value of the Fund's shares is computed by dividing the number of shares outstanding into the total net asset value. The public offering price of a Fund share is the net asset value per share next-determined after a properly completed purchase order is accepted by the Fund's Transfer Agent.

--------------------------------------------------------------------------------

                              SHAREHOLDER SERVICES

--------------------------------------------------------------------------------

Open Accounts
-------------

     A shareholder's investment is automatically credited to an open account maintained for the shareholder by the Transfer Agent. Following each transaction in the account, a shareholder will receive a confirmation statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each calendar year, the Transfer Agent will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This statement should be retained as a permanent record. The Transfer Agent may charge a fee for providing duplicate information.

     The open account system provides for full and fractional shares expressed to three decimal places and, by making the issuance and delivery of stock certificates unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates. Certificates will not be issued for Fund shares.

     The costs of maintaining the open account system are paid by the Fund and no direct charges are made to shareholders. Although the Fund has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive prior notice before any such charges are made.

Retirement Plans Offering Tax Benefits
--------------------------------------

     The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans may be funded with shares of the Fund or with certain other investments. The reduced minimum initial investment available to retirement plans offering tax benefits is referred to in the Prospectus. Income dividends and capital gain distributions must be reinvested (unless the investor is over age 59 1/2 or disabled). These types of accounts may be subject to fees. Plan documents and further information can be obtained from the Distributor.

     An investor should consult a competent tax or other adviser as to the suitability of a Fund's shares as a vehicle for funding a plan, in whole or in part, under the Employee Retirement Income Security Act of 1974, as amended ("ERISA") and as to the eligibility requirements for a specific plan and its state as well as federal tax aspects.

Broker Trading Privileges
-------------------------

     The Distributor may, from time to time, enter into agreements with one or more brokers or other intermediaries to accept purchase and redemption orders for Fund shares until the close of regular trading on the Exchange (normally, 4:00 p.m. Eastern Time on each day that the Exchange is open for trading); such purchase and redemption orders will be deemed to have been received by the Fund when the authorized broker or intermediary accepts such orders; and such orders will be priced using the Fund's net asset value next computed after the orders are placed with and accepted by such brokers or intermediaries. Any purchase and redemption orders received by a broker or intermediary under these agreements will be transmitted daily to the Distributor or the Transfer Agent, as the case may be, no later than the time specified in such agreement; but, in any event, no later than 6:00 a.m. following the day that such purchase or redemption orders are received by the broker or intermediary.


--------------------------------------------------------------------------------

                                   REDEMPTIONS

--------------------------------------------------------------------------------

     The procedures for redemption of Fund shares are summarized in the Prospectus.


     The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by the Transfer Agent in proper form. Payment normally will be made by the Transfer Agent on behalf of the Fund within seven days thereafter. However, in the event of a request to redeem shares for which the Fund has not yet received good payment, the Fund reserves the right to withhold payments of redemption proceeds if the purchase of shares was made by check within 10 calendar days prior to the redemption request (unless the Fund is aware that the check has cleared).


     Signatures on redemption requests must be guaranteed by an "Eligible Guarantor Institution," as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended (the "1934 Act"). However, a signature guarantee will not be required if the proceeds of the redemption do not exceed $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address.


     If you select the telephone redemption service in the manner described in the next paragraph, shares of a Fund may be redeemed by calling toll free 877-637-REIT. A wire fee, currently $5.00, will be deducted from the proceeds. Telephone redemption requests must be received by the close of regular trading on the Exchange. Requests made after that time or on a day when the Exchange is not open for business cannot be accepted and a new request on a later day will be necessary. The proceeds of a telephone withdrawal will normally be sent on the first business day following receipt of a proper redemption request, which complies with the redemption procedures established by the Fund from time to time.

     In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form, available from the Transfer Agent. When selecting the service, a shareholder may have their withdrawal proceeds sent to their bank, in which case the shareholder must designate a bank account on their application or Service Options Form to which the redemption proceeds should be sent as well as provide a check marked "VOID" and/or a deposit slip that includes the routing number of their bank. Any change in the bank account so designated may be made by furnishing to the Transfer Agent a completed Service Options Form with a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if the designated bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Fund, the Distributor and State Street Bank are not responsible for the authenticity of withdrawal instructions received by telephone, subject to established verification procedures. The Transfer Agent in agreement with the Fund will employ reasonable procedures to confirm that your telephone instructions are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Such verification procedures include, but are not limited to, requiring a form of personal identification prior to acting on an investor's telephone instructions and recording an investor's instructions.


     The Fund will normally redeem shares for cash; however, the Fund reserves the right to pay the redemption price wholly or partially in kind if the Fund's Board of Trustees determines it to be advisable and in the interest of the remaining shareholders of the Fund. The redemptions in kind will be selected by the Adviser in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Fund at the beginning of such period. The Fund does not currently intend to impose any redemption charge, although it reserves the right to charge such a fee. A redemption constitutes a sale of shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See also "Income Dividends, Capital Gain Distributions and Tax Status," below.

     The Fund may also close your account and send you the proceeds if the balance in your account falls below a minimum amount set by the Fund's Board of Trustees (currently $1,000). Shareholders who are affected by this policy will be notified of the Fund's intention to close the account and will have 60 days immediately following the notice to bring the account up to the minimum.


--------------------------------------------------------------------------------

                          STANDARD PERFORMANCE MEASURES

--------------------------------------------------------------------------------


     Calculation  of Total  Return.
     ------------------------------
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes that any dividends or capital gains distributions are automatically reinvested in shares of the Fund rather than paid to the investor in cash. The Fund may show its average annual total return for the one-year, five-year and ten-year periods through the end of the most recent calendar quarter. The formula for total return used by the Fund is prescribed by the SEC and includes three steps: (1) adding to the total number of shares that would be purchased by a hypothetical $10,000 investment in the Fund (with or without giving effect to the deduction of sales charge or contingent deferred sales charge, if applicable) all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested; (2) calculating the value of the hypothetical initial investment as of the end of the period by multiplying the total of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) dividing this account value for the hypothetical investor by the amount of the initial investment, and annualizing the result for periods of less than one year. Total return may be stated with or without giving effect to any expense limitations in effect for the Fund. If the Fund presents returns reflecting an expense limitation or waiver, its total return would be been lower if no limitation or waiver were in effect.

Performance Comparisons
-----------------------

     The Fund may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders. The Fund may from time to time include in advertisements its total return and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper, Inc. ("Lipper") or Morningstar, Inc. ("Morningstar") as having similar investment objectives.

     The Fund may cite its ratings, recognition, or other mention by Morningstar, Inc. ("Morningstar") or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting a Fund's risk score (which is a function of the fund's monthly returns less the 3-month T-bill return) from the Fund's load adjusted total return score. This numerical score is then translated into rating categories with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk or both. Each Fund may also compare its performance or ranking against all funds tracked by Morningstar or another independent service, including Lipper, Inc. ("Lipper").

     Lipper Indices and Averages are calculated and published by Lipper, an independent service that monitors the performance of more than 1,000 funds. The Fund may also use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify the Fund to a different category or develop (and place the Fund into) a new category, the Fund may compare its performance or ranking against other funds in the newly assigned category, as published by the service.

     Total return may also be used to compare the performance of the Fund against certain widely acknowledged standards or indices for stock and bond market performance or against the U.S. Bureau of Labor Statistics' Consumer Price Index. The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.

     The Morgan Stanley REIT Index is a market capitalization-weighted, unmanaged, total-return index of REITs that meet certain liquidity requirements. The index was designed to track the total-return performance of a broad group of REIT stocks assuming dividend reinvestment in the index on the ex-dividend date. The index is composed only of publicly traded equity REITs and does not include REITs that invest primarily in healthcare facilities, real estate mortgages, or debt securities.

     The Whilshire REIT Index is a market capitalization-weighted and unmanaged index of U.S. publicly traded REITs. This index is a subset of the Whilshire Real Estate Securities Index.

     The Whilshire Real Estate Securities Index is a market capitalization-weighted and unmanaged index of equity securities whose primary business is equity ownership of commercial real estate, equity (non-health) REITs, and storage properties.

     The NAREIT Equity Index is a market capitalization-weighted, unmanaged index of equity REITs, which are defined as REITs with 75% or greater of their gross invested book assets invested directly or indirectly in the equity ownership of real estate.

     The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market capitalization-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included.

     Articles and releases, developed by the Fund and other parties, about the Fund regarding performance, rankings, statistics and analyses and the fund group's asset levels and sales volumes, numbers of Fund shareholders, statistics and analyses of industry sales volumes and asset levels, and other characteristics may appear in advertising, promotional literature, publications, including, but not limited to, those publications listed in Appendix B to this Statement, and on various computer networks, including, the Internet. In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including, but not limited to, Lipper and Morningstar. References to these rankings or reviews or reprints of such articles may be used in the Fund's advertising and promotional literature. Such advertising and promotional material may refer to Nvest Companies, its structure, goals and objectives and the advisory subsidiaries of Nvest Companies, including their portfolio management responsibilities, portfolio managers and their categories and background; their tenure, styles and strategies and their shared commitment to fundamental investment principles and may identify specific clients, as well as discuss the types of institutional investors who have selected the advisers to manage their investment portfolios and the reasons for that selection. The references may discuss the independent, entrepreneurial nature of each advisory organization and allude to or include excerpts from articles appearing in the media regarding Nvest Companies, its advisory subsidiaries and their personnel. For additional information about the Fund's advertising and promotional literature, see Appendix C.

     The Fund may use the accumulation charts below in its advertisements to demonstrate the benefits of monthly savings at an 8% and 10% rate of return, respectively.


                                           INVESTMENTS AT 8% RATE OF RETURN

                 5 yrs.           10             15              20              25               30
              ------------   ------------   ------------    ------------    ------------     ------------
    $50           3,698          9,208         17,417          29,647           47,868          75,015
     75           5,548         13,812         26,126          44,471           71,802         112,522
    100           7,396         18,417         34,835          59,295           95,737         150,029
    150          11,095         27,625         52,252          88,942          143,605         225,044
    200          14,793         36,833         69,669         118,589          191,473         300,059
    500          36,983         92,083        174,173         296,474          478,683         750,148

                                           INVESTMENTS AT 10% RATE OF RETURN

                 5 yrs.           10             15              20              25               30
            ------------    ------------   ------------    ------------    ------------      ------------
    $50           3,904         10,328         20,896          38,285           66,895         113,966
     75           5,856         15,491         31,344          57,427          100,342         170,949
    100           7,808         20,655         41,792          76,570          133,789         227,933
    150          11,712         30,983         62,689         114,855          200,684         341,899
    200          15,616         41,310         83,585         153,139          267,578         455,865
    500          39,041        103,276        208,962         382,848          668,945       1,139,663


     The Fund's advertising and sales literature may refer to historical, current and prospective political, social, economic and financial trends and developments that affect domestic and international investment as it relates to the Fund. The Fund's advertising and sales literature may include historical and current performance and total returns of investment alternatives to the Fund. Articles, releases, advertising and literature may discuss the range of services offered by the Trust, the Distributor, and the Transfer Agent of the Fund, with respect to investing in shares of the Fund and customer service.

     The Distributor may make reference in its advertising and sales literature to awards, citations and honors bestowed on it by industry organizations and other observers and raters. Such reference may explain the criteria for the award, indicate the nature and significance of the honor and provide statistical and other information about the award and the Distributor's selection including, but not limited to, the scores and categories in which the Distributor excelled, the names of funds and fund companies that have previously won the award and comparative information and data about those against whom the Distributor competed for the award, honor or citation.

     The Distributor may publish, allude to or incorporate in its advertising and sales literature testimonials from shareholders, clients, brokers who sell or own shares, broker-dealers, industry organizations and officials and other members of the public, including, but not limited to, Fund performance, features and attributes, or service and assistance provided by departments within the organization, employees or associates of the Distributor.

     Advertising and sales literature may also refer to the beta coefficient of the Fund. A beta coefficient is a measure of systematic or undiversifiable risk of a stock. A beta coefficient of more than 1 means that the company's stock has shown more volatility than the market index (e.g., the S&P 500) to which it is being related. If the beta is less than 1, it is less volatile than the market average to which it is being compared. If it equals 1, its risk is the same as the market index. High variability in stock price may indicate greater business risk, instability in operations and low quality of earnings. The beta coefficients of the Fund may be compared to the beta coefficients of other funds.

     The Fund may enter into arrangements with banks exempted from broker-dealer registration under the 1934 Act. Advertising and sales literature developed to publicize such arrangements will explain the relationship of the bank to the Fund and the Distributor as well as the services provided by the bank relative to the Fund. The material may identify the bank by name and discuss the history of the bank including, but not limited to, the type of bank, its asset size, the nature of its business and services and its status and standing in the industry.

     In addition, sales literature may be published concerning topics of general investor interest for the benefit of registered representatives and the Fund's prospective shareholders. These materials may include, but are not limited to, discussions of college planning, retirement planning and reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.

--------------------------------------------------------------------------------

           INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS

--------------------------------------------------------------------------------

     As described in the Prospectus, it is the policy of the Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized long-term capital gains, if any, after offsetting any capital loss carryovers.

     Ordinary income dividends and capital gain distributions are payable in full and fractional shares of the particular Fund based upon the net asset value determined as of the close of the Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their ordinary income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to AEW Funds. In order for a change to be in effect for any dividend or distribution, it must be received by AEW Funds on or before the record date for such dividend or distribution.

     If you elect to receive your dividends in cash and the dividend checks sent to you are returned "undeliverable" to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

     As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify, the Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year; and (iii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash, U.S. Government Securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. So long as it qualifies for treatment as a regulated investment company, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gains distributions.

     An excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund is so permitted to elect and so elects) plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared and payable by the Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

     Fund distributions paid to you either in cash or reinvested in additional shares are generally taxable to you either as ordinary income or as capital gains. Distributions derived from short-term capital gains or investment income are generally taxable at ordinary income rates. If you are a corporation investing in a Fund, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period requirements. However, any distributions received by the Fund from REITs will not qualify for the corporate dividends-received deduction. Distributions of net long-term capital gains (i.e., the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) that are designated by a Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain (generally taxed at a 20% tax rate for noncorporate shareholders) regardless of how long the shareholder has held Fund shares. To avoid an excise tax, the Fund intends to distribute dividends prior to calendar year-end. Some dividends paid in January may be taxable as if they were received in the previous December.

     Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses.

     The Fund's transactions, if any, in foreign currencies and foreign currency denominated bonds and hedging activities are likely to result in a difference between the Fund's book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

     Redemptions of the Fund's shares is a taxable event and, accordingly, shareholders may realize gains and losses on such transactions. Currently, if shares have been held for more than one year, gain or loss realized will be taxed at long-term federal tax rates (generally 20% for noncorporate shareholders), provided the shareholder holds the shares as a capital asset. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale.

     A loss on the sale of shares held for six months or less will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received with respect to such shares and thereafter treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares.

     The Fund's investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make required distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is advantageous to do so). The Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

     Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state or local taxes.

     The Fund is required to withhold 31% of all income dividends and capital gains distributions it pays to you if you do not provide a correct, certified taxpayer identification number, if the Fund is notified that you have underreported income in the past or if you fail to certify to the Fund that you are not subject to such withholding. If you are a tax-exempt shareholder, however, these backup withholding rules will not apply so long as you furnish the Fund with an appropriate certification.

     The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by treaty).

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                           [To be filed by amendment]

                                   APPENDIX A
                           DESCRIPTION OF BOND RATINGS

STANDARD & POOR'S RATINGS GROUP
-------------------------------

AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI -- The rating CI is reserved for income bonds on which no interest is being paid.

D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-); The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC.
-------------------------------

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default of there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

     1.   An application for rating was not received or accepted.
     2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.
     3.   There is a lack of essential data pertaining to the issue or issuer.
     4. The issue was privately placed in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is not longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, and B1.

FITCH INVESTOR SERVICES, INC.
-----------------------------

AAA -- This is the highest rating assigned by Fitch to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI -- The rating CI is reserved for income bonds on which no interest is being paid.

D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

         Plus (+) or Minus (-); The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                   APPENDIX B
                 PUBLICATIONS THAT MAY CONTAIN FUND INFORMATION

ABC and affiliates
Adam Smith's Money World
America OnLine
Anchorage Daily News
Arizona Republic
Atlanta Constitution
Atlanta Journal
Austin American Statesman
Baltimore Sun
Bank Investment Marketing
Barron's
Bergen County Record (NJ)
Bloomberg
Business News
B'nai B'rith Jewish Monthly
Bond Buyer
Boston Business Journal
Boston Globe
Boston Herald
Broker World
Business Radio Network
Business Week
CBS and affiliates
CFO
Changing Times
Chicago Sun Times
Chicago Tribune
Christian Science Monitor
Christian Science Monitor News Service
Cincinnati Enquirer
Cincinnati Post
CNBC
CNN
Columbus Dispatch
CompuServe
Dallas Morning News
Dallas Times-Herald
Denver Post
Des Moines Register
Detroit Free Press
Donoghues Money Fund Report
Dorfman, Dan (syndicated column)
Dow Jones News Service
Economist
FACS of the Week
Fee Adviser
Financial News Network
Financial Planning
Financial Planning on Wall Street
Financial Research Corp.
Financial Services Week
Financial World
Fitch Insights

Forbes
Fort Worth Star-Telegram
Fortune
Fox Network and affiliates
Fund Action
Fund Decoder
Global Finance
(the)Guarantor
Hartford Courant
Houston  Chronicle
INC
Indianapolis Star
Individual Investor
Institutional Investor
International Herald Tribune
Internet
Investment Advisor
Investment Company Institute
Investment dealers Digest
Investment Profiles
Investment Vision
Investor's Business Daily
IRA Reporter
Journal of Commerce
Kansas City Star
KCMO (Kansas  City)
KOA-AM (Denver)
LA Times
Leckey, Andrew (syndicated  column)
Lear's
Life Association News
Lifetime Channel
Miami Herald
Milwaukee Sentinel
Money
Money Maker
Money Management Letter
Morningstar
Mutual Fund Market News
Mutual Funds Magazine
National Public Radio
National Underwriter
NBC and affiliates
New England Business
New England Cable News
New Orleans Times-Picayune
New York Daily News
New York Times
Newark Star Ledger
Newsday
Newsweek
Nightly Business Report
Orange County Register
Orlando Sentinel

Palm Beach Post
Pension World
Pensions and Investments
Personal Investor
Philadelphia Inquirer
Porter, Sylvia (syndicated column)
Portland Oregonian
Prodigy
Public Broadcasting Service
Quinn, Jane Bryant (syndicated column)
Registered Representative
Research Magazine
Resource
Reuters
Rocky Mountain News
Rukeyser's Business (syndicated column)
Sacramento Bee
San Diego Tribune
San Francisco Chronicle
San Francisco Examiner
San Jose Mercury
Seattle Post-Intelligencer
Seattle Times
Securities Industry Management
Smart Money
St. Louis Post Dispatch
St. Petersburg Times
Standard & Poor's Outlook
Standard & Poor's Stock Guide
Stanger's Investment Advisor
Stockbroker's Register
Strategic Insight
Tampa Tribune
Time
Tobias, Andrew (syndicated column)
Toledo Blade
UPI
US News and World Report
USA Today
USA TV Network
Value Line
Wall St. Journal
Wall Street Letter
Wall Street Week
Washington Post
WBZ
WBZ-TV
WCVB-TV
WEEI
WHDH
Worcester Telegram
World Wide Web
Worth Magazine
WRKO

                                   APPENDIX C
                     ADVERTISING AND PROMOTIONAL LITERATURE

     References may be included in the Fund's advertising and promotional literature to Nvest Companies and its affiliates that perform advisory functions for the Fund, including, but not limited to AEW.


References may be included in the Fund's advertising and promotional literature to other Nvest Companies affiliates including, but not limited to, Nvest Corporation, Back Bay Advisors, L.P., Harris Associates L.P., Loomis, Sayles & Company, L.P., Capital Growth Management Limited Partnership, Westpeak Investment Advisors, L.P., Vaughan, Nelson, Scarborough & McCullough, L.P., Kobrick Funds LLC, Snyder Capital Management, L.P., Reich & Tang Capital Management, Reich and Tang Mutual Funds Group and Jurika & Voyles, L.P. and their fund groups.


     The Fund's advertising and promotional material will include, but is not limited to, discussions of the following information about both affiliated and unaffiliated entities:

o Specific and general assessments and forecasts regarding U.S. and world economies, and the economies of specific nations and their impact on the Fund;

o Specific and general investment emphasis, specialties, fields of expertise, competencies, operations and functions;

o    Specific  and  general  investment  philosophies,   strategies,  processes,
     techniques and types of analysis;

o Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services;

o The corporate histories, founding dates and names of founders of the entities;

o    Awards, honors and recognition given to the entities;

o The names of those with ownership interest and the percentage of ownership interest;

o The industries and sectors from which clients are drawn and specific client names and background information on current individual, corporate and institutional clients, including pension and profit sharing plans;

o Current capitalizations, levels of profitability and other financial and statistical information;

o Identification of portfolio managers, researchers, economists, principals and other staff members and employees;

o The specific credentials of the above individuals, including, but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors;

o Specific and general reference to past and present notable and renowned individuals including reference to their field of expertise and/or specific accomplishments;

o    Current and historical statistics regarding:

      -total dollar amount of assets managed
      -the growth of assets
      -asset types managed
      -numbers of principal parties and employees, and the length of their tenure, including officers, portfolio managers, researchers, economists, technicians and support staff
      -the above individuals' total and average number of years of industry experience and the total and average length of their service to the adviser or sub-adviser;

o The general and specific strategies applied by the advisers in the management of the Fund, including, but not limited to:

     -the pursuit of growth,  value,  income oriented,  risk management or other strategies
     -the manner and degree to which the strategy is pursued
     -whether  the  strategy  is  conservative,  moderate  or  extreme  and  an
      explanation   of  other   features   and   attributes
     -the types and characteristics of investments sought and specific portfolio holdings
     -the actual or potential impact and result from strategy implementation -through its own areas of expertise and operations, the value added by sub-advisers to the management process
     -the disciplines it employs; and

o Specific and general references to portfolio managers and funds that they serve as portfolio manager of and those families of funds. Any such references will indicate that the Fund and other funds of the managers differ as to performance, objectives, investment restrictions and limitations, portfolio composition, asset size and other characteristics, including fees and expenses. References may also be made to industry rankings and ratings of the Fund and other funds managed by AEW, including, but not limited to, those provided by Morningstar, Lipper Analytical Services, Forbes and Worth.

     In addition, communications and materials developed by the Fund will make reference to the following information about Nvest Companies and its affiliates:


     Nvest Companies is part of an affiliated group including Nvest, L.P. a publicly traded company listed on the Exchange. Nvest Companies has 18 principal subsidiary or affiliated asset management firms, which collectively had more than $130 billion of assets under management as of June 30, 2000. In addition, promotional materials may include:


     Nvest Advisor Services ("NAS"), Nvest Managed Account Services ("NMAS") and Nvest Retirement Services ("NRS"), divisions of Nvest Companies, may be referenced in Fund advertising and promotional literature concerning the marketing services it provides to Nvest Companies affiliated fund groups.

     NAS, NMAS and NRS will provide marketing support to Nvest Companies affiliated fund groups targeting financial advisers, financial intermediaries and institutional clients who may transact purchases and other fund-related business directly with these fund groups. Communications will contain information including, but not limited to: descriptions of clients and the marketplaces to which it directs its efforts; the mission and goals of NAS, NMAS and NRS and the types of services it provides which may include: seminars; its 1-800 number, web site, Internet or other electronic facilities; qualitative information about the funds' investment methodologies; information about specific strategies and management techniques; performance data and features of the funds; institutional oriented research and portfolio manager insight and commentary. Additional information contained in advertising and promotional literature may include: rankings and ratings of the funds including, but not limited to, those of Morningstar and Lipper Analytical Services; statistics about the advisers', fund groups' or a specific fund's assets under management; the histories of the advisers and biographical references to portfolio managers and other staff including, but not limited to, background, credentials, honors, awards and recognition received by the advisers and their personnel; and commentary about the advisers, their funds and their personnel from third-party sources including newspapers, magazines, periodicals, radio, television or other electronic media.

     References may be included in the Fund's advertising and promotional literature about 401(k) and retirement plans. The information may include, but is not limited to:

o Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information, industry trends and forecasts regarding the growth of assets, numbers of plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and firms including, but not limited to, DC Xchange, William Mercer and other organizations involved in 401(k) and retirement programs.

o Specific and general discussion of economic, legislative, and other environmental factors affecting 401(k) and retirement plans, including, but not limited to, statistics, detailed explanations or broad summaries of:

      -past,  present and prospective tax regulation,  Internal  Revenue Service requirements and rules, including, but not limited to, reporting standards, minimum distribution notices, Form 5500, Form 1099R and other relevant forms and documents, Department of Labor rules and standards and other regulations. This includes past, current and future initiatives, interpretive releases and positions of regulatory authorities about the past, current or future eligibility, availability, operations, administration, structure, features, provisions or benefits of 401(k) and retirement plans;
      -information  about  the  history,  status  and  future  trends  of Social
       Security and similar government benefit programs including, but not limited to, eligibility and participation, availability, operations and administration, structure and design, features, provisions, benefits and costs; and
      -current and prospective ERISA regulation and requirements.

o    Specific and general  discussion of the benefits of 401(k)  investment  and
     retirement   plans  to  the   participant   and  plan  sponsor,   including
     explanations, statistics and other data, about:

      -increased employee retention
      -reinforcement or creation of morale
      -deductibility of contributions for participants
      -deductibility of expenses for employers
      -tax deferred growth, including illustrations and charts
      -loan features and exchanges among accounts
      -educational  services materials and efforts,  including,  but not limited to, videos,  slides,  presentation  materials,  brochures,  an investment
       calculator,  payroll  stuffers,  quarterly  publications,   releases  and
       information on a periodic basis and the availability of wholesalers and other personnel.

o Specific and general reference to the benefits of investing in mutual funds for 401(k) and retirement plans, including, but not limited to:

     -the significant economies of scale experienced by mutual fund companies in the 401(k) and retirement benefits arena
     -broad choice of investment options and competitive fees
     -plan sponsor and participant statements and notices
     -the plan prototype, summary descriptions and board resolutions
     -plan design and customized proposals
     -trusteeship, record keeping and administration
     -the services of State Street Bank, including,  but not limited to, trustee services and tax reporting
     -the services of DST and BFDS, including, but not limited to, mutual fund processing support, participant 800 numbers and participant 401(k) statements
     -the services of Trust Consultants Inc. (TCI), including, but not limited to, sales support, plan record keeping, document service support, plan sponsor support, compliance testing and Form 5500 preparation.

o Specific and general reference to the role of the investment dealer and the benefits and features of working with a financial professional including:

     -access to expertise on investments
     -assistance in  interpreting  past,  present and future  market  trends and economic events
     -providing information to clients including  participants during enrollment and on an ongoing basis after participation
     -promoting and understanding the benefits of investing, including mutual fund diversification and professional management.

                                                     Registration Nos. 333-37314
                                                                       811-09945

                             NVEST COMPANIES TRUST I

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits

(a)       Articles of Incorporation.


     (1) The Registrant's Agreement and Declaration of Trust dated March 17, 2000 (the "Agreement and Declaration") is incorporated by reference to Exhibit (a)(1) to the Registration Statement filed on May 18, 2000.

(b)       By-Laws.

     (1) The Registrant's By-Laws incorporated by reference to Exhibit (b)(1) to the Registration Statement filed on May 18, 2000.

(c)       Instruments Defining Rights of Security Holders.

          Rights of  shareholders  are  described in Article III  (Shares),  and
          Article  V   (Shareholders'   Voting   Power  and   Meetings)  of  the
          Registrant's Agreement and Declaration incorporated by reference to Exhibit (a)(1) to the Registration Statement filed on May 18, 2000.


(d)       Investment Advisory Contracts.

     (1) Advisory Agreement between the Registrant on behalf of AEW Real Estate Securities Fund and AEW Management and Advisors, L.P. or an affiliate thereof will be filed by amendment.

(e)       Underwriting Contracts.

     (1) Distribution Agreement between Registrant on behalf of AEW Real Estate Securities Fund and Nvest Funds Distributor, L.P. will be filed by amendment.

     (2) Form of Dealer Agreement used by Nvest Funds Distributor, L.P. will be filed by amendment.

(f)       Bonus or Profit Sharing Contracts.

          Not applicable.

(g)       Custodian Agreements.

     (1) Custodian Contract between Registrant, on behalf of AEW Real Estate Securities Fund and State Street Bank and Trust Company ("State Street Bank") will be filed by amendment.

(h)       Other Material Contracts.

     (1) Transfer Agency and Service Agreement between the Registrant on behalf of AEW Real Estate Securities Fund and Nvest Services Company, Inc. ("NSC") will be filed by amendment.

     (2) Administrative Services Agreement between Registrant on behalf of AEW Real Estate Securities Fund and NSC will be filed by amendment.

     (3) Fee Waiver/Reimbursement Undertakings between AEW and the Registrant on behalf of AEW Real Estate Securities Fund will be filed by amendment.

(i)       Legal Opinion.

     (1) Opinion and consent of counsel with respect to the Registrant's AEW Real Estate Securities Fund will be filed by amendment.

(j)       Other Opinions.

          Consent of PricewaterhouseCoopers LLP will be filed by amendment.

(k)       Omitted Financial Statements.

          Not applicable.

(l)       Initial Capital Agreements.

          Subscription Agreement between Registrant on behalf of AEW Real Estate Securities Fund and AEW Capital Management, L.P. or an affiliate thereof will be filed by amendment.

(m)       Rule 12b-1 Plans.

          Not applicable.

(n)       Rule 18f-3 Plan.

          Not applicable.

(p)       Code of Ethics.

     (1)  Code of Ethics for Registrant will be filed by amendment.

     (2) Code of Ethics for AEW and Nvest Funds Distributor, L.P. will be filed by amendment.

(q) Power of Attorney is incorporated by reference to Exhibit (q) to the Registration Statement filed on May 18, 2000.

Item 24.  Persons Controlled by or under Common Control with the Fund.

          None.

Item 25.  Indemnification.

         Under Article 4 of the Registrant's By-laws, any past or present Trustee or officer of the Registrant (hereinafter referred to as a "Covered Person ") shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined that such covered person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. This description is modified in its entirety by the provision of Article 4 of the Registrant's By-laws filed as Exhibit 1(b) herewith.

     The Distribution Agreement, the Custodian Contract, the Transfer Agency Services Agreement and the Administrative Services Agreement (the "Agreements ") described in this Registration Statement provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Registrant against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements as contained from time to time in this Registration Statement and incorporated herein by reference.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act "), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

     Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant in conjunction with Nvest Companies, L.P. and its affiliates, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.

Item 26.  Business and Other Connections of Investment Adviser.

           (a)   AEW, the adviser of the Registrant's AEW Real Estate Securities
                 Fund,  provides   investment   advice  to  a  number  of  other
                 organizations, institutional clients and individuals.

                 The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of AEW during the past two years is incorporated herein by reference to schedule A and D of Form ADV filed by AEW pursuant to the Advisers Act (SEC file No. 801-48034).

Item 27.  Principal Underwriters.

(a) Nvest Funds Distributor, L.P., the Registrant's principal underwriter, also serves as principal underwriter for:

Nvest Funds Trust I
Nvest Funds Trust II
Nvest Funds Trust III
Nvest Tax Exempt Money Market Trust
Nvest Cash Management Trust
Nvest Kobrick Investment Trust

(b) The general partner and officers of the Registrant's principal underwriter, Nvest Funds Distributor, L.P., and their address are as follows:

                            POSITIONS AND OFFICES          POSITIONS AND OFFICES
   NAME                   WITH PRINCIPAL UNDERWRITER         WITH REGISTRANT
--------------------------------------------------------------------------------

Nvest Distribution Corp.    General Partner                      None

John T. Hailer              President and Chief                  President
                              Executive Officer

John E. Pelletier           Senior Vice President,               Secretary
                              General Counsel,                   and Clerk
                              Secretary and Clerk

Scott E. Wennerholm         Senior Vice President,               None
                              Treasurer, Chief
                              Financial Officer and
                              Chief Operating Officer

Coleen D. Dinneen           Vice President, Associate
                               Counsel, Assistant                Assistant
                               Secretary and Assistant           Secretary
                               Clerk

Kristin S. Vigneaux         Vice President, Assistant            Assistant
                              Secretary and Assistant            Secretary
                              Clerk

Beatriz Pina Smith          Vice President and                   None
                               Assistant Treasurer

Christine Howe              Controller                           None

Frank S. Maselli            Senior Vice President                None

Kirk Williamson             Senior Vice President                None

Daniel Lynch                Vice President                       None

Marla McDougall             Vice President                       None

The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

(c) Not applicable.

Item 28. Location of Accounts and Records

The following companies maintain possession of the documents required by the specified rules:

(a)           For all series of Registrant:

              Registrant
              399 Boylston Street
              Boston, Massachusetts 02116

              State Street Bank and Trust Company
              225 Franklin Street
              Boston, Massachusetts 02110

              Nvest Funds Distributor, L.P.
              399 Boylston Street

              Boston, Massachusetts 02116

(b)  (i)      For the series of the Registrant managed by AEW:


              AEW Management and Advisors, L.P.
              World Trade Center East
              Two Seaport Lane
              Boston, Massachusetts 02210




Item 29. Management Services.

      None.

Item 30. Undertakings.

         The Registrant undertakes to provide the annual report of any of its series to any person who receives a prospectus for such series and who requests the annual report.

                              NVEST COMPANIES TRUST I

                                     NOTICE

     A copy of the Agreement and Declaration of Trust of Nvest Companies Trust I is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually, but are binding only upon the assets and property of the AEW Real Estate Securities Fund series of the Registrant.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 14th day of August, 2000.

                                                      Nvest Companies Trust I

                                                      By: /s/ PETER S. VOSS*
                                                      ------------------
                                                      Peter S. Voss
                                                      Chief Executive Officer

                                                      *By: /s/ JOHN E. PELLETIER
                                                      --------------------------
                                                      John E. Pelletier
                                                      Attorney-In-Fact

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                      Title                               Date
---------                      -----                               ----

/s/ PETER S. VOSS*
-------------------------
Peter S. Voss                  Chairman of the Board; Chief      August 14, 2000
                               Executive Officer;
                               Trustee

/s/ THOMAS CUNNINGHAM
-------------------------
Thomas Cunningham              Treasurer                         August 14, 2000

/s/  GRAHAM ALLISON
----------------------------
Graham Allison                 Trustee                           August 14, 2000

/s/  SANDRA O. MOOSE
----------------------------
Sandra O. Moose                Trustee                           August 14, 2000

/s/  DANIEL M. CAIN
----------------------------
Daniel M. Cain                 Trustee                           August 14, 2000

/s/  JOHN A. SHANE
----------------------------
John A. Shane                  Trustee                           August 14, 2000

/s/  KENNETH J. COWAN
----------------------------
Kenneth J. Cowan               Trustee                           August 14, 2000

/s/  RICHARD DARMAN
----------------------------
Richard Darman                 Trustee                           August 14, 2000

/s/  PENDLETON P. WHITE
----------------------------
Pendleton P. White             Trustee                           August 14, 2000

/s/  JOHN T. HAILER
----------------------------
John T. Hailer                 Trustee                           August 14, 2000


                                                    *By:   /s/ JOHN E. PELLETIER
                                                           ---------------------
                                                           John E. Pelletier
                                                           Attorney-In-Fact
                                                           August 14, 2000

                             NVEST COMPANIES TRUST I

                                  EXHIBIT INDEX

                        EXHIBITS FOR ITEM 23 OF FORM N-1A

EXHIBIT         EXHIBIT DESCRIPTION
-------         -------------------

(a)(1) The Registrant's Agreement and Declaration of Trust dated March 17, 2000 (the "Agreement and Declaration") is incorporated by reference to Exhibit (a)(1) to the Registration Statement filed on May 18, 2000.

(b)(1)          The Registrant's  By-Laws  incorporated by reference to Exhibit
                (b)(1) to the Registration Statement filed on May 18, 2000.

(q) Power of Attorney is incorporated by reference to Exhibit (q) to the Registration Statement filed on May 18, 2000.